UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 34.7%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	24,274	$34,082,240

Total Albania			$34,082,240

Australia — 3.1%
Australia Government Bond, 1.25%, 2/21/22(1)(2)	AUD	25,578	$22,383,259
Australia Government Bond, 5.50%, 4/21/23	AUD	16,587	16,300,466
Australia Government Bond, 5.75%, 7/15/22	AUD	130,198	129,659,279

Total Australia			$168,343,004

Bermuda — 0.9%
Government of Bermuda, 4.854%, 2/6/24(3)	USD	31,245	$31,011,319
Government of Bermuda, 5.603%, 7/20/20(3)	USD	16,732	18,170,952

Total Bermuda			$49,182,271

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(2)	CRC	1,503,937	$2,494,285
Titulo Propiedad UD, 1.63%, 7/13/16(2)	CRC	167,660	322,228

Total Costa Rica			$2,816,513

Croatia — 1.4%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	58,771	$77,464,667

Total Croatia			$77,464,667

Ecuador — 0.2%
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	10,641	$11,133,146

Total Ecuador			$11,133,146

Fiji — 0.3%
Republic of Fiji, 9.00%, 3/15/16	USD	16,564	$17,571,353

Total Fiji			$17,571,353

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$23,263,468

Total Germany			$23,263,468

Ghana — 0.4%
Ghana Government Bond, 14.25%, 7/25/16	GHS	3,540	$1,335,332
Ghana Government Bond, 16.73%, 1/11/16	GHS	7,526	3,033,137
Ghana Government Bond, 16.90%, 3/7/16	GHS	16,005	6,438,583
Ghana Government Bond, 21.00%, 10/26/15	GHS	9,170	3,946,876
Ghana Government Bond, 23.00%, 8/21/17	GHS	3,400	1,554,724
Ghana Government Bond, 26.00%, 6/5/17	GHS	4,801	2,331,087

Total Ghana			$18,639,739

Security	Principal Amount (000’s omitted)		Value
Guatemala — 0.3%
Republic of Guatemala, 4.875%, 2/13/28(3)	USD	20,060	$18,079,075

Total Guatemala			$18,079,075

Hungary — 0.9%
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	24,335	$33,998,863
Republic of Hungary, 4.375%, 7/4/17(1)	EUR	8,654	12,181,930
Republic of Hungary, 5.50%, 5/6/14(1)	GBP	2,983	4,969,950

Total Hungary			$51,150,743

Ivory Coast — 0.5%
Ivory Coast, 5.75%, 12/31/32(1)	USD	32,152	$28,052,620

Total Ivory Coast			$28,052,620

Jamaica — 0.3%
Government of Jamaica, 8.00%, 6/24/19	USD	10,245	$10,347,450
Government of Jamaica, 10.625%, 6/20/17	USD	7,325	8,084,969

Total Jamaica			$18,432,419

Jordan — 0.7%
Jordan Government Bond, 6.648%, 5/22/14	JOD	4,100	$5,858,028
Jordan Government Bond, 6.925%, 6/4/14	JOD	4,000	5,726,247
Jordan Government Bond, 7.078%, 7/18/14	JOD	800	1,150,725
Jordan Government Bond, 7.387%, 8/30/14	JOD	3,300	4,771,854
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	2,948,010
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	3,052,509
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	3,073,118
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	10,179	10,179,000

Total Jordan			$36,759,491

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	$2,229,466

Total Kenya			$2,229,466

Latvia — 0.2%
Republic of Latvia, 2.625%, 1/21/21(3)	EUR	7,870	$10,604,915

Total Latvia			$10,604,915

Lebanon — 0.6%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	4,800	$4,843,277
Lebanese Republic, 5.875%, 1/15/15	USD	1,000	1,020,000
Lebanese Republic, 8.50%, 8/6/15	USD	1,250	1,337,500
Lebanese Republic, 8.50%, 1/19/16(1)	USD	9,450	10,200,330
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	9,093,200	6,171,177
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	6,062,310	4,103,129
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	2,325,350	1,574,665
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	4,463,130	3,022,117

Total Lebanon			$32,272,195

Mexico — 1.8%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707	$95,398,535

Total Mexico			$95,398,535

Security	Principal Amount (000’s omitted)		Value
New Zealand — 1.9%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	43,936	$33,795,580
New Zealand Government Bond, 3.00%, 9/20/30(2)	NZD	33,654	27,910,969
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390	28,128,673
New Zealand Government Bond, 5.50%, 4/15/23	NZD	16,093	13,917,819

Total New Zealand			$103,753,041

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(3)	USD	8,147	$7,922,957

Total Paraguay			$7,922,957

Philippines — 1.1%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$7,999,351
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,627,848
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	38,677,193
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,275,582

Total Philippines			$60,579,974

Romania — 2.3%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	26,465	$38,381,041
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	12,823	18,586,367
Romania Government Bond, 5.75%, 1/27/16	RON	148,880	46,443,847
Romania Government Bond, 5.90%, 7/26/17	RON	66,330	21,005,378

Total Romania			$124,416,633

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	3,490	$3,376,575
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	25,220	24,400,350

Total Rwanda			$27,776,925

Serbia — 3.1%
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	4,181,000	$48,279,993
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280	8,823,156
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	2,289,957
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	11,664,972
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	16,513,463
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	19,700,826
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	33,651,265
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	453,390
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,769,881
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,630,066
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	16,426,556

Total Serbia			$169,203,525

Slovenia — 3.6%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	9,851	$13,282,186
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,977	49,772,118
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	10,680	14,252,868
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	21,900	29,823,614
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	16,632,137
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	68,886	70,521,354

Total Slovenia			$194,284,277

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 3.5%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	38,376	$36,936,900
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	14,907,600
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	36,699	37,065,990
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	6,342	6,357,855
Republic of Sri Lanka, 6.25%, 7/27/21(3)	USD	5,870	5,884,675
Republic of Sri Lanka, 7.40%, 1/22/15(3)	USD	1,100	1,148,125
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	817,150	5,398,702
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	1,502,670	11,491,585
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	591,390	4,259,516
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	130,830	961,838
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	306,840	2,318,869
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	1,923,280	14,449,864
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,647,330	12,356,916
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	421,350	3,255,903
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	3,767,430	27,778,267
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	589,910	4,541,843
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,580,804

Total Sri Lanka			$192,695,252

Tanzania — 0.2%
United Republic of Tanzania, 6.392%, 3/9/20(1)(4)	USD	8,170	$8,558,075

Total Tanzania			$8,558,075

Turkey — 4.0%
Hazine Mustesarligi Varlik Kiralama AS, 4.557%, 10/10/18(3)	USD	26,975	$26,671,531
Turkey Government Bond, 0.00%, 4/9/14	TRY	150,336	65,380,037
Turkey Government Bond, 2.00%, 10/26/22(2)	TRY	15,094	5,908,993
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	17,941	7,690,465
Turkey Government Bond, 3.00%, 7/21/21(2)	TRY	27,970	11,989,129
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	195,460	88,928,121
Turkey Government Bond, 6.50%, 1/7/15	TRY	31,260	13,335,904

Total Turkey			$219,904,180

Uganda — 0.1%
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$1,009,346
Uganda Government Bond, 14.125%, 12/1/16	UGX	10,296,100	4,253,709
Uganda Government Bond, 14.625%, 11/1/18	UGX	4,164,900	1,751,084

Total Uganda			$7,014,139

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	30,135	$1,356,435
Monetary Regulation Bill, 0.00%, 3/26/15(2)	UYU	262,277	11,184,960
Monetary Regulation Bill, 0.00%, 7/2/15(2)	UYU	115,872	4,878,061
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	24,400	894,785
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	100,000	3,558,384
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	36,534	1,545,365
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	4,804	205,184
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,458,343

Total Uruguay			$25,081,517

Venezuela — 0.9%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	50,682	$49,668,360

Total Venezuela			$49,668,360

Total Foreign Government Bonds (identified cost $1,926,788,196)			$1,886,334,715

Foreign Corporate Bonds & Notes — 0.1%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Bank of Georgia JSC, 4.00%, 1/8/15	USD	5,266	$5,271,227

Total Georgia			$5,271,227

Total Foreign Corporate Bonds & Notes (identified cost $5,266,000)			$5,271,227

Debt Obligations – United States — 38.9%

Corporate Bonds & Notes — 0.0%(5)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$630,388

Total Corporate Bonds & Notes (identified cost $520,846)			$630,388

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$205,846	$236,774
Series 1548, Class Z, 7.00%, 7/15/23		196,788	220,946
Series 1650, Class K, 6.50%, 1/15/24		1,213,281	1,336,047
Series 1817, Class Z, 6.50%, 2/15/26		155,033	172,323
Series 1927, Class ZA, 6.50%, 1/15/27		604,762	674,410
Series 2127, Class PG, 6.25%, 2/15/29		858,896	952,338
Series 2344, Class ZD, 6.50%, 8/15/31		1,184,605	1,314,634
Series 2458, Class ZB, 7.00%, 6/15/32		2,035,853	2,317,273

			$7,224,745

Federal National Mortgage Association:
Series 1992-180, Class F, 1.308%, 10/25/22(6)		$735,207	$748,872
Series 1993-16, Class Z, 7.50%, 2/25/23		735,859	835,906
Series 1993-79, Class PL, 7.00%, 6/25/23		496,225	558,690
Series 1993-104, Class ZB, 6.50%, 7/25/23		203,029	228,293
Series 1993-121, Class Z, 7.00%, 7/25/23		2,911,183	3,278,735
Series 1993-141, Class Z, 7.00%, 8/25/23		557,849	628,636
Series 1994-42, Class ZQ, 7.00%, 4/25/24		3,414,371	3,875,636
Series 1994-79, Class Z, 7.00%, 4/25/24		679,791	776,490
Series 1994-89, Class ZQ, 8.00%, 7/25/24		529,098	613,647
Series 1996-35, Class Z, 7.00%, 7/25/26		166,097	188,893
Series 1998-16, Class H, 7.00%, 4/18/28		476,745	543,928
Series 1998-44, Class ZA, 6.50%, 7/20/28		873,078	995,910
Series 1999-25, Class Z, 6.00%, 6/25/29		1,053,290	1,165,610
Series 2000-2, Class ZE, 7.50%, 2/25/30		218,056	252,470
Series 2000-49, Class A, 8.00%, 3/18/27		643,476	754,167
Series 2001-31, Class ZA, 6.00%, 7/25/31		6,972,784	7,708,855
Series 2001-37, Class GA, 8.00%, 7/25/16		33,302	35,078
Series 2001-74, Class QE, 6.00%, 12/25/31		2,174,478	2,393,307
Series 2009-48, Class WA, 5.831%, 7/25/39(7)		8,847,839	9,889,761
Series 2011-38, Class SA, 13.026%, 5/25/41(8)		9,999,422	10,349,811
Series G48, Class Z, 7.10%, 12/25/21		625,881	695,326
Series G92-60, Class Z, 7.00%, 10/25/22		1,390,279	1,534,571
Series G93-1, Class K, 6.675%, 1/25/23		963,490	1,076,144

Security	Principal Amount	Value
Series G93-31, Class PN, 7.00%, 9/25/23	$2,848,354	$3,214,521
Series G93-41, Class ZQ, 7.00%, 12/25/23	5,837,967	6,594,926
Series G94-7, Class PJ, 7.50%, 5/17/24	939,445	1,080,139

		$60,018,322

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$651,774	$735,203
Series 1996-22, Class Z, 7.00%, 10/16/26	523,207	592,749
Series 1999-42, Class Z, 8.00%, 11/16/29	1,559,995	1,841,995
Series 2000-21, Class Z, 9.00%, 3/16/30	2,276,288	2,760,794
Series 2001-35, Class K, 6.45%, 10/26/23	215,172	240,880

		$6,171,621

Total Collateralized Mortgage Obligations (identified cost $69,651,138)		$73,414,688

Mortgage Pass-Throughs — 19.0%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.453%, with maturity at 2036(9)	$5,445,013	$5,779,985
2.903%, with maturity at 2035(9)	4,623,465	4,908,553
3.26%, with maturity at 2023(9)	193,480	202,442
3.268%, with maturity at 2029(9)	777,046	789,691
4.336%, with maturity at 2030(9)	1,124,020	1,220,616
4.50%, with various maturities to 2035	2,656,003	2,841,156
5.00%, with various maturities to 2019	1,955,474	2,065,203
5.50%, with various maturities to 2019	5,882,255	6,245,174
6.00%, with various maturities to 2035	42,304,644	46,965,523
6.50%, with various maturities to 2033	36,849,212	41,960,965
6.60%, with maturity at 2030	2,056,553	2,406,455
7.00%, with various maturities to 2036	37,617,832	43,738,346
7.31%, with maturity at 2026	133,912	158,575
7.50%, with various maturities to 2035	22,034,015	25,792,063
7.95%, with maturity at 2022	322,291	375,993
8.00%, with various maturities to 2034	8,353,150	10,062,732
8.15%, with maturity at 2021	150,398	173,828
8.30%, with maturity at 2021	34,247	37,888
8.47%, with maturity at 2018	61,472	68,886
8.50%, with various maturities to 2028	728,757	865,386
9.00%, with various maturities to 2027	1,352,513	1,587,293
9.50%, with maturity at 2027	158,214	190,516
9.75%, with maturity at 2016	741	784
10.00%, with various maturities to 2020	398,007	448,745
10.50%, with maturity at 2021	241,737	274,449
11.00%, with maturity at 2016	178,030	191,318

		$199,352,565

Federal National Mortgage Association:
2.033%, with maturity at 2022(9)	$1,618,213	$1,655,294
2.074%, with maturity at 2027(9)	322,709	331,507
2.206%, with maturity at 2023(9)	936,482	960,705
2.207%, with various maturities to 2033(9)	15,637,619	16,140,039
2.212%, with maturity at 2038(9)	1,100,265	1,138,369
2.213%, with various maturities to 2035(9)	21,359,813	22,103,856
2.234%, with maturity at 2035(9)	4,403,913	4,542,654
2.275%, with maturity at 2028(9)	227,923	238,340
2.363%, with maturity at 2025(9)	1,137,334	1,175,161
2.563%, with maturity at 2024(9)	752,521	781,179

Security	Principal Amount	Value
3.159%, with maturity at 2023(9)	$108,712	$112,482
3.652%, with maturity at 2034(9)	2,903,094	3,152,580
3.735%, with maturity at 2035(9)	9,128,441	9,912,921
4.038%, with maturity at 2035(9)	7,802,997	8,473,571
5.00%, with various maturities to 2033	3,864,206	4,146,895
5.50%, with various maturities to 2023	9,682,415	10,278,848
6.00%, with various maturities to 2038(10)	259,467,269	288,086,223
6.323%, with maturity at 2032(9)	2,940,898	3,254,742
6.50%, with various maturities to 2038	114,197,352	128,241,995
7.00%, with various maturities to 2037	90,952,454	105,389,695
7.071%, with maturity at 2025(9)	104,525	111,123
7.50%, with various maturities to 2037	64,434,210	75,366,708
8.00%, with various maturities to 2030	5,153,558	6,143,592
8.50%, with various maturities to 2037	8,808,272	10,630,735
9.00%, with various maturities to 2032	2,265,276	2,619,757
9.09%, with maturity at 2028(7)	255,719	284,521
9.50%, with various maturities to 2031	2,011,506	2,430,807
10.282%, with maturity at 2027(7)	270,337	308,045
10.50%, with maturity at 2029	225,959	270,326
11.00%, with maturity at 2016	1,258	1,273
11.50%, with maturity at 2031	315,052	389,089

		$708,673,032

Government National Mortgage Association:
2.00%, with maturity at 2024(9)	$478,557	$497,135
6.00%, with various maturities to 2033	36,446,841	41,945,594
6.50%, with various maturities to 2032	16,788,716	19,374,416
7.00%, with various maturities to 2035	34,383,104	40,280,764
7.50%, with various maturities to 2031	5,547,788	6,524,880
7.75%, with maturity at 2019	26,950	30,944
8.00%, with various maturities to 2034	12,859,939	15,219,874
8.30%, with various maturities to 2020	46,858	51,667
8.50%, with various maturities to 2021	570,995	629,586
9.00%, with various maturities to 2025	273,589	323,975
9.50%, with various maturities to 2026	1,048,587	1,287,990

		$126,166,825

Total Mortgage Pass-Throughs (identified cost $1,009,386,711)		$1,034,192,422

U.S. Government Agency Obligations — 5.8%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$22,299,820
4.125%, 3/13/20	65,000,000	72,311,850
4.625%, 9/11/20	19,325,000	22,063,778
5.25%, 12/11/20	11,545,000	13,573,710
5.25%, 12/9/22	14,850,000	17,458,462
5.365%, 9/9/24	12,700,000	14,968,995
5.375%, 9/30/22	49,780,000	59,289,424
5.375%, 8/15/24	22,000,000	26,112,636
5.625%, 6/11/21	12,850,000	15,523,507
5.75%, 6/12/26	14,850,000	18,097,353

		$281,699,535

Security	Principal Amount	Value
United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$5,951,825
5.50%, 4/26/24	22,500,000	26,863,515

		$32,815,340

Total U.S. Government Agency Obligations (identified cost $289,007,041)		$314,514,875

U.S. Treasury Obligations — 12.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(10)	$1,500,000	$2,073,926
U.S. Treasury Bond, 11.25%, 2/15/15(10)	250,000,000	278,608,500
U.S. Treasury Note, 4.00%, 2/15/14(10)	200,000,000	200,257,800
U.S. Treasury Note, 4.75%, 5/15/14(10)	206,500,000	209,194,205

Total U.S. Treasury Obligations (identified cost $689,698,382)		$690,134,431

Total Debt Obligations – United States (identified cost $2,058,264,118)		$2,112,886,804

Common Stocks — 0.3%

Security	Shares	Value
Germany — 0.2%
Deutsche EuroShop AG	127,565	$5,384,162
Deutsche Wohnen AG	286,888	5,368,940

Total Germany		$10,753,102

Luxembourg — 0.1%
GAGFAH SA(11)	377,967	$5,433,007

Total Luxembourg		$5,433,007

Total Common Stocks (identified cost $12,124,062)		$16,186,109

Precious Metals — 0.6%

Description	Troy Ounces	Value
Platinum(11)	24,986	$34,433,280

Total Precious Metals (identified cost $43,799,986)		$34,433,280

Currency Call Options Purchased — 0.0%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Bank of America	COP	10,531,260	COP	1,845.00	6/12/14	$7,146
Colombian Peso	Citibank NA	COP	61,529,039	COP	1,757.00	2/18/14	1,007
Colombian Peso	Citibank NA	COP	58,748,079	COP	1,757.00	2/18/14	962
Colombian Peso	Citibank NA	COP	58,160,190	COP	1,757.00	2/18/14	952
Colombian Peso	Citibank NA	COP	39,329,400	COP	1,757.00	2/18/14	644
Colombian Peso	Citibank NA	COP	24,390,186	COP	1,757.00	2/18/14	399
Colombian Peso	JPMorgan Chase Bank	COP	23,314,690	COP	1,757.00	2/18/14	382
Colombian Peso	JPMorgan Chase Bank	COP	18,580,951	COP	1,757.00	2/18/14	304
Colombian Peso	JPMorgan Chase Bank	COP	14,352,100	COP	1,757.00	2/18/14	235

Total Currency Call Options Purchased (identified cost $2,025,684)							$12,031

Currency Put Options Purchased — 0.0%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	166,991	GBP	1.35	3/13/14	$1,922
British Pound Sterling	Citibank NA	GBP	123,052	GBP	1.40	3/13/14	2,023
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	79,501	GBP	1.35	3/13/14	915
Yuan Renminbi	Goldman Sachs International	CNY	226,620	CNY	6.35	10/7/14	72,548
Yuan Renminbi	JPMorgan Chase Bank	CNY	210,210	CNY	6.35	9/30/14	67,295
Yuan Renminbi	Standard Chartered Bank	CNY	429,950	CNY	6.25	4/7/14	10,713
Yuan Renminbi Offshore	Goldman Sachs International	CNH	429,950	CNH	6.25	4/4/14	8,976
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	436,830	CNH	6.35	10/6/14	149,822

Total Currency Put Options Purchased (identified cost $7,603,701)							$314,214

Interest Rate Swaptions Purchased — 0.0%(5)
Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$383,859

Total Interest Rate Swaptions Purchased (identified cost $6,205,080)				$383,859

Short-Term Investments — 25.4%

Foreign Government Securities — 15.7%
Security	Principal Amount (000’s omitted)		Value
Kenya — 1.7%
Kenya Treasury Bill, 0.00%, 3/24/14	KES	398,150	$4,549,365
Kenya Treasury Bill, 0.00%, 4/14/14	KES	1,379,200	15,677,639
Kenya Treasury Bill, 0.00%, 4/21/14	KES	1,481,600	16,812,671
Kenya Treasury Bill, 0.00%, 6/9/14	KES	736,000	8,237,799
Kenya Treasury Bill, 0.00%, 6/16/14	KES	620,000	6,924,832
Kenya Treasury Bill, 0.00%, 8/18/14	KES	240,000	2,629,914
Kenya Treasury Bill, 0.00%, 9/22/14	KES	971,800	10,545,845
Kenya Treasury Bill, 0.00%, 9/29/14	KES	77,600	840,466
Kenya Treasury Bill, 0.00%, 10/20/14	KES	406,200	4,373,794
Kenya Treasury Bill, 0.00%, 11/17/14	KES	312,300	3,336,566
Kenya Treasury Bill, 0.00%, 11/24/14	KES	672,000	7,165,535
Kenya Treasury Bill, 0.00%, 12/1/14	KES	780,700	8,308,353
Kenya Treasury Bill, 0.00%, 12/15/14	KES	465,400	4,933,545

Total Kenya			$94,336,324

Lebanon — 2.5%
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	6,772,560	$4,467,890
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	7,185,560	4,735,990
Lebanon Treasury Bill, 0.00%, 4/24/14	LBP	6,808,800	4,483,538
Lebanon Treasury Bill, 0.00%, 5/1/14	LBP	11,739,000	7,722,914
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	1,690,000	1,110,658
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	14,250,220	9,347,688
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	4,849,740	3,178,302
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	5,792,720	3,788,510
Lebanon Treasury Bill, 0.00%, 6/19/14	LBP	24,762,820	16,179,853
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	12,048,000	7,857,154
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	12,230,260	7,968,440
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	31,430,630	20,454,008
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,783,000	3,109,624
Lebanon Treasury Bill, 0.00%, 7/31/14	LBP	13,370,730	8,684,490
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	12,907,000	8,294,428
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	25,102,700	15,967,184
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	6,301,050	3,999,966
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	9,805,760	6,206,087

Total Lebanon			$137,556,724

Mexico — 2.3%
Mexico Cetes, 0.00%, 4/3/14	MXN	124,800	$9,282,057
Mexico Cetes, 0.00%, 4/30/14	MXN	623,310	46,207,153
Mexico Cetes, 0.00%, 6/26/14	MXN	123,580	9,115,388
Mexico Cetes, 0.00%, 8/21/14	MXN	816,667	59,896,852

Total Mexico			$124,501,450

Security	Principal Amount (000’s omitted)		Value
Nigeria — 0.9%
Nigeria Treasury Bill, 0.00%, 2/6/14	NGN	2,002,410	$12,285,948
Nigeria Treasury Bill, 0.00%, 2/20/14	NGN	1,501,288	9,180,715
Nigeria Treasury Bill, 0.00%, 2/27/14	NGN	635,400	3,871,386
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	1,921,487	11,695,490
Nigeria Treasury Bill, 0.00%, 3/20/14	NGN	1,743,000	10,559,149

Total Nigeria			$47,592,688

Philippines — 2.4%
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	1,332,240	$29,393,838
Philippine Treasury Bill, 0.00%, 4/10/14	PHP	1,380,880	30,401,009
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	1,177,420	25,882,317
Philippine Treasury Bill, 0.00%, 8/6/14	PHP	50,000	1,092,263
Philippine Treasury Bill, 0.00%, 9/3/14	PHP	50,000	1,090,447
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	880,900	19,171,827
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	1,142,710	24,828,277

Total Philippines			$131,859,978

Serbia — 1.8%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	52,450	$607,574
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	810,400	9,299,310
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	1,313,930	14,882,685
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	1,230,840	13,427,751
Serbia Treasury Bill, 0.00%, 12/11/14	RSD	932,300	10,087,256
Serbia Treasury Bill, 0.00%, 1/9/15	RSD	1,979,440	21,279,195
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	2,315,000	24,776,515

Total Serbia			$94,360,286

Singapore — 0.0%(5)
Singapore Treasury Bill, 0.00%, 3/21/14	SGD	1,101	$862,053

Total Singapore			$862,053

Sri Lanka — 2.7%
Sri Lanka Treasury Bill, 0.00%, 2/21/14	LKR	2,028,500	$15,469,567
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	719,480	5,479,825
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	2,976,230	22,638,998
Sri Lanka Treasury Bill, 0.00%, 3/21/14	LKR	1,557,360	11,815,786
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	1,828,620	13,855,930
Sri Lanka Treasury Bill, 0.00%, 4/4/14	LKR	202,200	1,530,136
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	170,430	1,288,026
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	224,870	1,694,963
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	355,830	2,674,985
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	109,690	817,096
Sri Lanka Treasury Bill, 0.00%, 7/25/14	LKR	295,330	2,187,643
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	981,420	7,176,432
Sri Lanka Treasury Bill, 0.00%, 10/17/14	LKR	973,060	7,096,475
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	1,427,800	10,385,292
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	1,631,690	11,790,145
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	565,190	4,078,538
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	237,560	1,712,045
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	1,252,160	9,012,181
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	548,460	3,942,238
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	1,338,030	9,604,243
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	380,000	2,716,255

Total Sri Lanka			$146,966,799

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.1%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	7,431,400	$2,755,561
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	4,822,600	1,780,091
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	3,677,000	1,344,347
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	3,677,000	1,330,920

Total Uganda			$7,210,919

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 4/16/14(2)	UYU	251,636	$11,249,035
Monetary Regulation Bill, 0.00%, 5/16/14(2)	UYU	351,124	15,623,238
Monetary Regulation Bill, 0.00%, 7/23/14	UYU	63,000	2,663,316
Monetary Regulation Bill, 0.00%, 8/29/14(2)	UYU	21,811	956,886
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	63,911	2,654,485
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	26,300	1,078,345
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	114,480	4,519,000

Total Uruguay			$38,744,305

Zambia — 0.6%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	14,780	$2,480,628
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	51,950	8,642,615
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	45,200	7,478,555
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	23,985	3,956,082
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	55,060	9,010,819

Total Zambia			$31,568,699

Total Foreign Government Securities (identified cost $874,972,364)			$855,560,225

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/20/14(10)		$20,000	$19,998,620

Total U.S. Treasury Obligations (identified cost $19,998,303)			$19,998,620

Repurchase Agreements — 5.1%
Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 10/21/13 with an interest rate of 0.35%, collateralized by USD 10,000,000 Turkey Government Bond 7.50%, due 7/14/17 and a market value, including accrued interest, of $11,172,917.(12)	USD	11,743	$11,743,000
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 16,605,463, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $22,638,231.	EUR	16,611	22,403,248
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 22,387,160, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $30,506,063.	EUR	22,395	30,203,620

Description	Principal Amount (000’s omitted)		Value
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 24,696,165, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $33,537,373.	EUR	24,704	$33,318,812
Dated 1/31/14 with a maturity date of 2/19/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 13,228,435, collateralized by USD 13,570,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $13,255,299.	USD	13,231	13,230,750
Barclays Bank PLC:
Dated 11/18/13 with an interest rate of 0.50%, collateralized by USD 8,000,000 Bolivarian Republic of Venezuela 5.50%, due 4/12/37 and a market value, including accrued interest, of $4,045,222.(12)	USD	4,350	4,350,000
Dated 11/19/13 with an interest rate of 0.50%, collateralized by USD 7,000,000 Bolivarian Republic of Venezuela 5.25%, due 4/12/17 and a market value, including accrued interest, of $4,888,771.(12)	USD	5,128	5,127,500
Dated 1/2/14 with a maturity date of 2/6/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 2,382,533, collateralized by USD 2,429,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,413,625.	USD	2,383	2,383,456
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 9,271,462, collateralized by USD 8,090,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $9,134,453.	USD	9,273	9,273,162
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.30% payable by the Portfolio and repurchase proceeds of USD 7,774,162, collateralized by USD 6,440,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $7,861,809.	USD	7,776	7,776,300
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 22,925,227, collateralized by USD 23,225,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $23,077,994.	USD	22,935	22,934,687
Dated 1/16/14 with a maturity date of 2/21/14, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 11,746,904, collateralized by USD 10,658,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $11,795,186.	USD	11,750	11,750,445
Dated 1/16/14 with a maturity date of 2/21/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 6,676,948, collateralized by USD 6,243,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $6,690,979.	USD	6,680	6,680,010
Dated 1/21/14 with a maturity date of 2/27/14, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 550,530, collateralized by USD 490,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $553,261.	USD	551	550,638
Dated 1/21/14 with a maturity date of 2/27/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 2,191,291, collateralized by USD 2,220,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,205,948.	USD	2,192	2,192,250
Dated 1/23/14 with a maturity date of 2/14/14, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 6,620,394, collateralized by USD 6,808,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $6,650,116.	USD	6,621	6,620,780
Dated 1/28/14 with a maturity date of 3/3/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of USD 4,788,260, collateralized by USD 4,900,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,793,486.	USD	4,790	4,789,750

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank:
Dated 12/24/13 with an interest rate of 0.40%, collateralized by USD 12,000,000 Bolivarian Republic of Venezuela 5.00%, due 10/28/15 and a market value, including accrued interest, of $10,295,000.(12)	USD	10,053	$10,053,333
Dated 1/16/14 with an interest rate of 0.40%, collateralized by USD 8,000,000 Bolivarian Republic of Venezuela 7.75%, due 10/13/19 and a market value, including accrued interest, of $5,546,000.(12)	USD	5,969	5,968,778
Nomura International PLC:
Dated 1/10/14 with a maturity date of 2/7/14, an interest rate of 0.05% and repurchase proceeds of EUR 16,887,539, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $22,989,428.	EUR	16,887	22,775,489
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 21,164,260, collateralized by USD 17,519,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $21,386,806.	USD	21,174	21,173,965
Dated 1/16/14 with a maturity date of 2/20/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 1,851,697, collateralized by USD 1,870,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $1,829,351.	USD	1,852	1,852,469
Dated 1/23/14 with a maturity date of 2/28/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 9,675,869, collateralized by USD 9,779,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $9,566,429.	USD	9,679	9,679,499
Dated 1/28/14 with a maturity date of 3/3/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 1,954,626, collateralized by USD 2,000,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $1,956,525.	USD	1,955	1,955,467
Dated 1/31/14 with a maturity date of 3/10/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 9,396,004, collateralized by USD 8,760,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $9,439,557.	USD	9,400	9,400,312

Total Repurchase Agreements (identified cost $278,742,379)			$278,187,720

Other — 4.2%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(13)		$231,423	$231,422,765

Total Other (identified cost $231,422,765)			$231,422,765

Total Short-Term Investments (identified cost $1,405,135,811)			$1,385,169,330

Total Investments — 100.0% (identified cost $5,467,212,638)			$5,440,991,569

Currency Call Options Written — (0.0)%(5)
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Goldman Sachs International	COP	10,531,260	COP	1,845.00	6/12/14	$(7,146)
Colombian Peso	JPMorgan Chase Bank	COP	56,247,741	COP	1,757.00	2/18/14	(921)

Total Currency Call Options Written (premiums received $9,289)							$(8,067)

Currency Put Options Written — (0.1)%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	2,725,627	INR	67.00	6/16/14	$(714,155)
Indian Rupee	Goldman Sachs International	INR	2,438,735	INR	65.00	6/9/14	(933,360)
Indian Rupee	Goldman Sachs International	INR	4,340,160	INR	72.00	7/1/14	(522,266)
Indian Rupee	JPMorgan Chase Bank	INR	2,482,090	INR	65.00	6/9/14	(949,953)
Indian Rupee	JPMorgan Chase Bank	INR	2,302,723	INR	67.00	6/16/14	(603,348)
Indian Rupee	JPMorgan Chase Bank	INR	5,218,064	INR	70.00	6/19/14	(778,535)
Indian Rupee	JPMorgan Chase Bank	INR	4,133,520	INR	72.00	7/1/14	(497,401)

Total Currency Put Options Written (premiums received $6,399,976)							$(4,999,018)

Other Assets, Less Liabilities — 0.1%							$7,477,202

Net Assets — 100.0%							$5,443,461,686

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $422,891,951 or 7.8% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $251,481,243 or 4.6% of the Portfolio’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Floating-rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2014.

(9)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2014.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)	Non-income producing.

(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $67,788.

Securities Sold Short — (4.3)%

Foreign Government Bonds — (4.3)%

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — (0.6)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(13,570)	$(13,027,200)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(6,808)	(6,535,680)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(10,658)	(11,537,285)

Total Dominican Republic			$(31,100,165)

Ghana — (0.3)%
Republic of Ghana, 7.875%, 8/7/23	USD	(16,549)	$(15,559,370)

Total Ghana			$(15,559,370)

Qatar — (1.5)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(8,760)	$(9,427,512)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(8,580)	(9,673,950)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(6,243)	(6,680,010)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(23,959)	(28,760,384)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(27,874)	(27,664,945)

Total Qatar			$(82,206,801)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(22,515,203)

Total Spain			$(22,515,203)

Supranational — (1.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(22,604,758)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(32,585,406)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(29,592,859)

Total Supranational			$(84,783,023)

Total Foreign Government Bonds (proceeds $228,732,199)			$(236,164,562)

Total Securities Sold Short (proceeds $228,732,199)			$(236,164,562)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $126,261,666 or 2.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/14	Euro 3,761,079	United States Dollar 5,087,950	Goldman Sachs International	$15,385	$—	$15,385
2/3/14	Japanese Yen 3,064,144,000	United States Dollar 31,203,096	Nomura International PLC	1,212,453	—	1,212,453
2/3/14	Japanese Yen 1,686,910,000	United States Dollar 17,178,310	Nomura International PLC	667,494	—	667,494
2/3/14	United States Dollar 5,112,435	Euro 3,761,079	Goldman Sachs International	—	(39,869)	(39,869)
2/3/14	United States Dollar 29,879,804	Japanese Yen 3,064,144,000	Nomura International PLC	110,839	—	110,839
2/3/14	United States Dollar 16,449,795	Japanese Yen 1,686,910,000	Nomura International PLC	61,021	—	61,021
2/4/14	Brazilian Real 32,356,111	United States Dollar 13,335,577	Bank of America	—	(72,114)	(72,114)
2/4/14	Brazilian Real 53,874,000	United States Dollar 24,176,090	BNP Paribas	1,851,839	—	1,851,839
2/4/14	Brazilian Real 31,416,889	United States Dollar 12,948,477	Citibank NA	—	(70,021)	(70,021)
2/4/14	Brazilian Real 107,748,000	United States Dollar 48,365,203	Morgan Stanley & Co. International PLC	3,716,700	—	3,716,700
2/4/14	Brazilian Real 66,751,000	United States Dollar 27,511,437	Morgan Stanley & Co. International PLC	—	(148,772)	(148,772)
2/4/14	Brazilian Real 31,098,000	United States Dollar 12,817,047	Standard Chartered Bank	—	(69,310)	(69,310)
2/4/14	Euro 60,208,000	United States Dollar 81,461,424	Goldman Sachs International	258,924	—	258,924
2/4/14	Euro 16,064,000	United States Dollar 21,731,540	Goldman Sachs International	66,031	—	66,031
2/4/14	Euro 136,478,000	United States Dollar 184,047,407	Goldman Sachs International	—	(20,406)	(20,406)
2/4/14	Euro 23,601,000	United States Dollar 31,769,023	Goldman Sachs International	—	(61,634)	(61,634)
2/4/14	Euro 36,605,000	United States Dollar 49,273,991	Goldman Sachs International	—	(95,155)	(95,155)
2/4/14	Swiss Franc 168,297,903	United States Dollar 185,960,424	Goldman Sachs International	334,325	—	334,325
2/4/14	Swiss Franc 19,809,000	United States Dollar 21,872,688	Goldman Sachs International	24,125	—	24,125
2/4/14	Swiss Franc 14,241,000	United States Dollar 15,724,618	Goldman Sachs International	17,344	—	17,344
2/4/14	United States Dollar 13,260,701	Brazilian Real 32,356,111	Bank of America	146,990	—	146,990
2/4/14	United States Dollar 22,204,179	Brazilian Real 53,874,000	BNP Paribas	120,072	—	120,072

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/14	United States Dollar 12,865,229	Brazilian Real 31,416,889	Citibank NA	$153,269	$—	$153,269
2/4/14	United States Dollar 21,752,833	Swiss Franc 19,809,000	Goldman Sachs International	95,730	—	95,730
2/4/14	United States Dollar 15,679,949	Swiss Franc 14,241,000	Goldman Sachs International	27,325	—	27,325
2/4/14	United States Dollar 81,193,498	Euro 60,208,000	Goldman Sachs International	9,002	—	9,002
2/4/14	United States Dollar 49,363,673	Euro 36,605,000	Goldman Sachs International	5,473	—	5,473
2/4/14	United States Dollar 31,827,129	Euro 23,601,000	Goldman Sachs International	3,529	—	3,529
2/4/14	United States Dollar 21,663,107	Euro 16,064,000	Goldman Sachs International	2,402	—	2,402
2/4/14	United States Dollar 185,831,064	Swiss Franc 168,297,903	Goldman Sachs International	—	(204,965)	(204,965)
2/4/14	United States Dollar 185,785,454	Euro 136,478,000	Goldman Sachs International	—	(1,717,642)	(1,717,642)
2/4/14	United States Dollar 44,408,358	Brazilian Real 107,748,000	Morgan Stanley & Co. International PLC	240,145	—	240,145
2/4/14	United States Dollar 27,645,889	Brazilian Real 66,751,000	Morgan Stanley & Co. International PLC	14,320	—	14,320
2/4/14	United States Dollar 12,914,452	Brazilian Real 31,098,000	Standard Chartered Bank	—	(28,095)	(28,095)
2/5/14	Euro 201,680,000	United States Dollar 273,744,298	Goldman Sachs International	1,738,507	—	1,738,507
2/5/14	Euro 3,760,000	United States Dollar 5,054,042	Goldman Sachs International	—	(17,070)	(17,070)
2/5/14	Nigerian Naira 1,009,453,500	United States Dollar 6,206,930	Deutsche Bank	1,857	—	1,857
2/5/14	Philippine Peso 1,332,240,000	United States Dollar 29,758,756	Barclays Bank PLC	363,621	—	363,621
2/5/14	Romanian Leu 160,844,567	Euro 35,576,423	Standard Chartered Bank	—	(236,567)	(236,567)
2/5/14	United States Dollar 4,118,671	Ugandan Shilling 10,409,940,000	Barclays Bank PLC	89,513	—	89,513
2/5/14	United States Dollar 18,387,020	Ugandan Shilling 45,572,230,000	Citibank NA	35,403	—	35,403
2/5/14	United States Dollar 32,707,061	Nigerian Naira 5,341,063,000	Deutsche Bank	124,256	—	124,256
2/5/14	United States Dollar 78,141,719	Euro 57,955,736	Goldman Sachs International	23,175	—	23,175
2/5/14	United States Dollar 9,045,790	Euro 6,618,758	Goldman Sachs International	—	(119,072)	(119,072)
2/5/14	United States Dollar 20,089,474	Euro 14,706,897	Goldman Sachs International	—	(254,284)	(254,284)
2/5/14	United States Dollar 29,536,332	Euro 21,642,445	Goldman Sachs International	—	(347,169)	(347,169)
2/5/14	United States Dollar 30,435,870	Euro 22,242,102	Goldman Sachs International	—	(437,950)	(437,950)
2/5/14	United States Dollar 33,734,005	Euro 24,671,083	Goldman Sachs International	—	(460,119)	(460,119)
2/5/14	United States Dollar 38,075,983	Euro 27,860,000	Goldman Sachs International	—	(501,205)	(501,205)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/5/14	United States Dollar 40,634,263	Euro 29,742,979	Goldman Sachs International	$—	$(519,911)	$(519,911)
2/5/14	United States Dollar 6,296,398	Ugandan Shilling 15,926,738,441	Standard Chartered Bank	141,934	—	141,934
2/6/14	Romanian Leu 105,477,800	Euro 23,274,521	JPMorgan Chase Bank	—	(227,315)	(227,315)
2/6/14	United States Dollar 60,219,406	Chilean Peso 32,021,031,000	BNP Paribas	—	(2,582,493)	(2,582,493)
2/7/14	Norwegian Krone 705,115,000	Swedish Krona 739,281,347	Credit Suisse International	524,929	—	524,929
2/7/14	Norwegian Krone 91,865,000	Swedish Krona 96,771,510	JPMorgan Chase Bank	137,866	—	137,866
2/7/14	Sri Lankan Rupee 1,314,000,000	United States Dollar 10,000,000	HSBC Bank USA	—	(47,792)	(47,792)
2/7/14	Sri Lankan Rupee 1,000,000,000	United States Dollar 7,613,247	Standard Chartered Bank	—	(33,474)	(33,474)
2/7/14	Swedish Krona 215,488,304	Norwegian Krone 199,213,000	Credit Suisse International	—	(1,159,099)	(1,159,099)
2/7/14	Swedish Krona 215,806,957	Norwegian Krone 199,212,000	Credit Suisse International	—	(1,207,895)	(1,207,895)
2/7/14	Swedish Krona 217,057,490	Norwegian Krone 199,277,000	Credit Suisse International	—	(1,388,412)	(1,388,412)
2/7/14	Swedish Krona 217,349,127	Norwegian Krone 199,278,000	Credit Suisse International	—	(1,432,766)	(1,432,766)
2/7/14	Thai Baht 582,090,000	United States Dollar 18,475,822	Deutsche Bank	845,079	—	845,079
2/7/14	Thai Baht 539,251,000	United States Dollar 17,111,474	Goldman Sachs International	778,268	—	778,268
2/10/14	Philippine Peso 1,039,519,000	United States Dollar 23,349,483	Goldman Sachs International	415,334	—	415,334
2/10/14	Sri Lankan Rupee 640,662,466	United States Dollar 4,885,332	HSBC Bank USA	—	(12,231)	(12,231)
2/10/14	United States Dollar 9,381,408	Indian Rupee 589,401,000	Bank of America	15,395	—	15,395
2/10/14	United States Dollar 7,816,924	Indian Rupee 491,110,000	Citibank NA	12,827	—	12,827
2/10/14	United States Dollar 72,069,210	Singapore Dollar 91,636,000	Standard Chartered Bank	—	(296,228)	(296,228)
2/11/14	Sri Lankan Rupee 542,740,000	United States Dollar 4,136,738	HSBC Bank USA	—	(11,858)	(11,858)
2/11/14	Thai Baht 965,723,000	United States Dollar 30,639,392	Barclays Bank PLC	1,395,552	—	1,395,552
2/11/14	United States Dollar 8,459,099	Thai Baht 281,688,000	Standard Chartered Bank	70,923	—	70,923
2/12/14	Euro 15,844,701	United States Dollar 21,841,287	Standard Chartered Bank	471,501	—	471,501
2/12/14	Euro 16,010,205	United States Dollar 22,003,913	Standard Chartered Bank	410,912	—	410,912
2/12/14	Euro 18,426,000	United States Dollar 25,180,511	Standard Chartered Bank	329,321	—	329,321
2/12/14	Euro 7,900,000	United States Dollar 10,874,271	Standard Chartered Bank	219,522	—	219,522
2/12/14	Euro 152,181,000	United States Dollar 205,416,957	Standard Chartered Bank	170,081	—	170,081

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/12/14	Euro 18,651,000	United States Dollar 25,252,335	Standard Chartered Bank	$97,687	$—	$97,687
2/12/14	Euro 1,797,000	United States Dollar 2,440,791	Standard Chartered Bank	17,173	—	17,173
2/12/14	United States Dollar 4,979,003	Euro 3,680,000	Standard Chartered Bank	—	(15,778)	(15,778)
2/12/14	United States Dollar 52,717,251	Euro 38,387,000	Standard Chartered Bank	—	(944,613)	(944,613)
2/13/14	Sri Lankan Rupee 1,508,587,000	United States Dollar 11,465,169	Standard Chartered Bank	—	(63,963)	(63,963)
2/13/14	Thai Baht 515,781,000	United States Dollar 16,158,553	Citibank NA	541,544	—	541,544
2/13/14	Thai Baht 526,569,000	United States Dollar 16,501,692	Goldman Sachs International	558,040	—	558,040
2/13/14	United States Dollar 18,249,261	Malaysian Ringgit 58,644,000	Bank of America	—	(730,329)	(730,329)
2/13/14	United States Dollar 14,881,564	Malaysian Ringgit 47,810,000	Citibank NA	—	(599,111)	(599,111)
2/13/14	United States Dollar 12,899,708	Malaysian Ringgit 41,995,000	Deutsche Bank	—	(354,391)	(354,391)
2/13/14	United States Dollar 1,133,175	Malaysian Ringgit 3,648,824	Goldman Sachs International	—	(43,149)	(43,149)
2/13/14	United States Dollar 10,421,683	Malaysian Ringgit 33,933,000	Standard Chartered Bank	—	(284,756)	(284,756)
2/14/14	United States Dollar 19,889,178	Nigerian Naira 3,254,864,000	Standard Chartered Bank	94,068	—	94,068
2/18/14	Japanese Yen 9,830,638,000	United States Dollar 98,489,077	Goldman Sachs International	2,264,539	—	2,264,539
2/18/14	United States Dollar 11,492,957	Japanese Yen 1,195,750,218	Goldman Sachs International	211,320	—	211,320
2/18/14	United States Dollar 7,937,680	Japanese Yen 828,543,000	Goldman Sachs International	172,289	—	172,289
2/18/14	United States Dollar 13,636,717	Japanese Yen 1,365,349,000	Goldman Sachs International	—	(272,368)	(272,368)
2/18/14	United States Dollar 13,497,573	Nigerian Naira 2,202,669,000	Standard Bank	18,428	—	18,428
2/19/14	Euro 8,404,000	United States Dollar 11,404,144	Bank of America	69,628	—	69,628
2/19/14	Euro 9,599,629	United States Dollar 12,911,213	Bank of America	—	(35,853)	(35,853)
2/21/14	Colombian Peso 18,256,478,000	United States Dollar 9,394,817	JPMorgan Chase Bank	347,543	—	347,543
2/21/14	Euro 1,832,579	United States Dollar 2,483,603	Goldman Sachs International	11,993	—	11,993
2/21/14	Sri Lankan Rupee 370,000,000	United States Dollar 2,819,262	HSBC Bank USA	—	(6,244)	(6,244)
2/21/14	United States Dollar 35,932,847	Colombian Peso 69,508,500,180	Standard Chartered Bank	—	(1,486,858)	(1,486,858)
2/24/14	United States Dollar 78,131,665	Singapore Dollar 98,910,000	JPMorgan Chase Bank	—	(661,093)	(661,093)
2/26/14	Euro 6,647,590	United States Dollar 9,147,084	Deutsche Bank	181,430	—	181,430
2/26/14	Euro 8,172,340	United States Dollar 11,169,954	Deutsche Bank	147,859	—	147,859

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/26/14	Euro 9,108,580	United States Dollar 12,382,705	Deutsche Bank	$97,896	$—	$97,896
2/26/14	Euro 5,224,775	United States Dollar 7,137,408	Deutsche Bank	90,716	—	90,716
2/26/14	Euro 2,161,441	United States Dollar 2,971,268	Deutsche Bank	56,117	—	56,117
2/26/14	Euro 42,733,000	United States Dollar 57,679,294	Deutsche Bank	44,982	—	44,982
2/26/14	Euro 1,476,603	United States Dollar 2,017,291	Deutsche Bank	25,785	—	25,785
2/26/14	Euro 1,404,510	United States Dollar 1,905,997	Deutsche Bank	11,724	—	11,724
2/27/14	Euro 11,387,566	United States Dollar 15,227,623	Bank of America	—	(130,874)	(130,874)
2/27/14	Euro 3,776,000	United States Dollar 5,084,346	Goldman Sachs International	—	(8,374)	(8,374)
2/27/14	Euro 6,961,287	United States Dollar 9,304,526	Goldman Sachs International	—	(84,216)	(84,216)
2/27/14	United States Dollar 30,255	Euro 22,138	Bank of America	—	(398)	(398)
2/27/14	United States Dollar 667,607	Euro 492,670	Bank of America	—	(3,139)	(3,139)
2/27/14	United States Dollar 3,751,074	Euro 2,772,402	Bank of America	—	(11,914)	(11,914)
2/27/14	United States Dollar 2,396,625	Euro 1,752,749	Bank of America	—	(32,679)	(32,679)
2/27/14	United States Dollar 6,372,110	Euro 4,685,041	Goldman Sachs International	—	(53,359)	(53,359)
2/28/14	Malaysian Ringgit 94,005,000	United States Dollar 28,145,210	Bank of America	76,235	—	76,235
2/28/14	New Zealand Dollar 137,389,031	United States Dollar 111,837,419	JPMorgan Chase Bank	929,549	—	929,549
2/28/14	New Zealand Dollar 140,012,183	United States Dollar 113,944,715	Nomura International PLC	919,294	—	919,294
2/28/14	United States Dollar 120,282,106	New Zealand Dollar 145,460,610	Australia and New Zealand Banking Group Limited	—	(2,858,420)	(2,858,420)
2/28/14	United States Dollar 8,364,611	Indian Rupee 521,935,000	BNP Paribas	—	(70,619)	(70,619)
2/28/14	United States Dollar 11,933,503	Nigerian Naira 1,960,949,000	Standard Chartered Bank	83,063	—	83,063
2/28/14	United States Dollar 7,834,899	Indian Rupee 488,882,000	Standard Chartered Bank	—	(66,147)	(66,147)
3/3/14	United States Dollar 10,267,223	Indonesian Rupiah 124,849,435,000	Bank of America	—	(46,080)	(46,080)
3/3/14	United States Dollar 13,170,532	Indonesian Rupiah 160,021,964,000	Standard Chartered Bank	—	(69,893)	(69,893)
3/4/14	Euro 23,644,613	Singapore Dollar 40,337,000	Barclays Bank PLC	—	(295,968)	(295,968)
3/4/14	Euro 8,779,601	Singapore Dollar 14,969,000	JPMorgan Chase Bank	—	(116,739)	(116,739)
3/5/14	Euro 7,270,507	United States Dollar 9,998,219	Bank of America	192,413	—	192,413
3/5/14	Euro 3,488,777	United States Dollar 4,815,158	Bank of America	109,809	—	109,809

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/5/14	Euro 7,074,000	United States Dollar 9,603,521	Bank of America	$62,745	$—	$62,745
3/5/14	Euro 3,460,524	United States Dollar 4,683,508	Bank of America	16,264	—	16,264
3/5/14	Euro 3,761,079	United States Dollar 5,112,348	Goldman Sachs International	39,743	—	39,743
3/6/14	Brazilian Real 21,448,200	United States Dollar 9,138,560	BNP Paribas	320,758	—	320,758
3/6/14	Brazilian Real 47,773,800	United States Dollar 20,361,335	Morgan Stanley & Co. International PLC	720,531	—	720,531
3/6/14	United States Dollar 3,325,739	Nigerian Naira 548,747,000	Standard Chartered Bank	32,628	—	32,628
3/6/14	United States Dollar 2,902,068	Nigerian Naira 471,441,000	Standard Chartered Bank	—	(16,818)	(16,818)
3/10/14	South African Rand 663,953,000	United States Dollar 62,637,075	Standard Chartered Bank	3,194,427	—	3,194,427
3/10/14	United States Dollar 4,405,895	South African Rand 47,665,174	Standard Chartered Bank	—	(138,508)	(138,508)
3/11/14	United States Dollar 6,279,056	Nigerian Naira 1,023,800,000	Citibank NA	—	(25,000)	(25,000)
3/11/14	United States Dollar 4,841,545	Nigerian Naira 789,777,000	Standard Chartered Bank	—	(17,058)	(17,058)
3/12/14	Euro 17,375,000	United States Dollar 23,447,563	Goldman Sachs International	13,645	—	13,645
3/12/14	United States Dollar 14,024,108	Nigerian Naira 2,307,667,000	Citibank NA	67,418	—	67,418
3/12/14	United States Dollar 6,730,774	Nigerian Naira 1,107,100,000	Standard Chartered Bank	29,615	—	29,615
3/17/14	Japanese Yen 15,859,919,000	United States Dollar 154,429,591	Bank of America	—	(832,180)	(832,180)
3/17/14	United States Dollar 10,671,536	Nigerian Naira 1,757,602,000	Standard Chartered Bank	41,135	—	41,135
3/18/14	Euro 13,507,077	Israeli Shekel 65,277,000	JPMorgan Chase Bank	336,607	—	336,607
3/18/14	Euro 28,497,619	Polish Zloty 119,690,000	Standard Chartered Bank	—	(568,967)	(568,967)
3/21/14	Croatian Kuna 66,463,000	Euro 8,676,066	Citibank NA	—	(12,115)	(12,115)
3/21/14	Croatian Kuna 17,744,000	Euro 2,303,817	Citibank NA	—	(20,067)	(20,067)
3/21/14	Croatian Kuna 23,369,000	Euro 3,031,746	Citibank NA	—	(29,667)	(29,667)
3/21/14	Croatian Kuna 52,270,000	Euro 6,837,148	Deutsche Bank	9,131	—	9,131
3/21/14	Euro 1,417,505	Croatian Kuna 10,802,100	Citibank NA	—	(8,014)	(8,014)
3/21/14	Euro 6,912,287	Croatian Kuna 52,713,100	Citibank NA	—	(32,378)	(32,378)
3/21/14	Euro 11,720,852	Croatian Kuna 89,409,000	Citibank NA	—	(50,357)	(50,357)
3/21/14	Euro 17,347,048	Croatian Kuna 132,299,000	Citibank NA	—	(79,421)	(79,421)
3/21/14	Euro 3,985,642	Croatian Kuna 30,395,700	Deutsche Bank	—	(18,458)	(18,458)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/25/14	Euro 24,343,000	United States Dollar 32,955,797	Deutsche Bank	$123,831	$—	$123,831
3/25/14	Euro 16,284,000	United States Dollar 22,026,715	Goldman Sachs International	64,109	—	64,109
3/31/14	United States Dollar 7,023,376	New Turkish Lira 16,375,000	Bank of America	105,468	—	105,468
3/31/14	United States Dollar 6,738,151	New Turkish Lira 15,710,000	Standard Chartered Bank	101,185	—	101,185
4/2/14	Croatian Kuna 51,945,100	Euro 6,778,248	Citibank NA	—	(12,821)	(12,821)
4/2/14	Croatian Kuna 59,520,000	Euro 7,760,357	Citibank NA	—	(23,227)	(23,227)
4/2/14	Croatian Kuna 67,854,000	Euro 8,849,271	Citibank NA	—	(23,367)	(23,367)
4/2/14	Croatian Kuna 27,534,000	Euro 3,573,060	Citibank NA	—	(33,521)	(33,521)
4/2/14	Croatian Kuna 15,747,800	Euro 2,041,060	Deutsche Bank	—	(22,566)	(22,566)
4/2/14	Euro 4,816,966	Croatian Kuna 36,710,100	Deutsche Bank	—	(26,969)	(26,969)
4/2/14	Euro 11,973,086	Croatian Kuna 91,240,900	Deutsche Bank	—	(68,089)	(68,089)
4/3/14	Croatian Kuna 6,805,000	Euro 884,226	Citibank NA	—	(6,735)	(6,735)
4/3/14	Croatian Kuna 54,318,000	Euro 7,053,370	Citibank NA	—	(59,938)	(59,938)
4/7/14	New Turkish Lira 116,866,528	United States Dollar 52,737,603	HSBC Bank USA	1,962,053	—	1,962,053
4/7/14	New Turkish Lira 62,000,000	United States Dollar 27,961,936	Standard Chartered Bank	1,024,504	—	1,024,504
4/9/14	Euro 55,229,000	United States Dollar 75,089,183	JPMorgan Chase Bank	599,844	—	599,844
4/10/14	Philippine Peso 1,369,075,000	United States Dollar 30,567,898	BNP Paribas	404,794	—	404,794
4/11/14	United States Dollar 3,960,065	Kenyan Shilling 364,920,000	Standard Chartered Bank	194,831	—	194,831
4/15/14	Australian Dollar 73,076,539	United States Dollar 65,765,597	Goldman Sachs International	2,112,491	—	2,112,491
4/15/14	Australian Dollar 130,606,883	United States Dollar 117,546,195	Nomura International PLC	3,781,451	—	3,781,451
4/15/14	Hungarian Forint 13,097,587,981	Euro 43,545,409	Bank of America	2,440,421	—	2,440,421
4/15/14	Hungarian Forint 12,103,233,216	Euro 40,231,463	JPMorgan Chase Bank	2,244,323	—	2,244,323
4/16/14	Euro 26,718,000	United States Dollar 36,365,335	Australia and New Zealand Banking Group Limited	329,567	—	329,567
4/17/14	Euro 77,992,673	Polish Zloty 325,713,000	BNP Paribas	—	(2,349,403)	(2,349,403)
4/17/14	Euro 74,384,129	Polish Zloty 310,643,000	JPMorgan Chase Bank	—	(2,240,701)	(2,240,701)
4/17/14	United States Dollar 4,119,122	Kazakhstani Tenge 657,000,000	Citibank NA	53,434	—	53,434
4/17/14	United States Dollar 6,524,734	Kazakhstani Tenge 1,042,000,000	VTB Capital PLC	92,928	—	92,928

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/18/14	United States Dollar 6,523,511	Kazakhstani Tenge 1,040,500,000	VTB Capital PLC	$83,616	$—	$83,616
4/21/14	United States Dollar 10,688,954	Colombian Peso 20,736,570,000	BNP Paribas	—	(463,524)	(463,524)
4/21/14	United States Dollar 22,952,820	Colombian Peso 44,526,175,000	Morgan Stanley & Co. International PLC	—	(996,475)	(996,475)
4/22/14	Euro 40,689,754	Swedish Krona 357,419,000	Credit Suisse International	—	(393,421)	(393,421)
4/22/14	Swedish Krona 357,419,000	Euro 40,491,468	Credit Suisse International	125,983	—	125,983
4/23/14	Euro 7,776,190	United States Dollar 10,571,808	Goldman Sachs International	83,640	—	83,640
4/23/14	United States Dollar 6,521,193	Kazakhstani Tenge 1,038,500,000	VTB Capital PLC	68,206	—	68,206
4/24/14	United States Dollar 59,411,649	Israeli Shekel 207,685,300	Bank of America	—	(410,062)	(410,062)
4/24/14	United States Dollar 56,381,768	Israeli Shekel 197,116,300	Standard Chartered Bank	—	(382,742)	(382,742)
4/28/14	Canadian Dollar 21,189,000	United States Dollar 19,024,574	Citibank NA	37,271	—	37,271
4/28/14	Canadian Dollar 1,826,000	United States Dollar 1,630,139	Deutsche Bank	—	(6,126)	(6,126)
4/28/14	Canadian Dollar 61,169,000	United States Dollar 55,107,952	Goldman Sachs International	294,871	—	294,871
4/28/14	Canadian Dollar 59,701,000	United States Dollar 53,303,750	HSBC Bank USA	—	(193,867)	(193,867)
4/28/14	Canadian Dollar 39,980,000	United States Dollar 35,864,061	Toronto-Dominion Bank	38,284	—	38,284
4/30/14	Euro 33,165,052	United States Dollar 45,144,932	Deutsche Bank	413,135	—	413,135
4/30/14	United States Dollar 66,060,754	Peruvian New Sol 189,198,000	Standard Chartered Bank	—	(82,488)	(82,488)
5/5/14	Brazilian Real 32,356,111	United States Dollar 12,977,744	Bank of America	—	(129,591)	(129,591)
5/5/14	Brazilian Real 31,416,889	United States Dollar 12,591,435	Citibank NA	—	(135,425)	(135,425)
5/5/14	Swiss Franc 134,247,903	United States Dollar 148,847,622	Goldman Sachs International	661,315	—	661,315
5/6/14	British Pound Sterling 2,834,615	United States Dollar 4,551,256	Deutsche Bank	—	(105,362)	(105,362)
5/7/14	Euro 35,446,000	United States Dollar 48,415,691	Goldman Sachs International	607,020	—	607,020
5/7/14	Japanese Yen 1,686,910,000	United States Dollar 16,457,659	Nomura International PLC	—	(61,322)	(61,322)
5/7/14	Japanese Yen 3,064,144,000	United States Dollar 29,894,088	Nomura International PLC	—	(111,386)	(111,386)
5/7/14	Philippine Peso 1,177,420,000	United States Dollar 25,820,614	Barclays Bank PLC	—	(105,511)	(105,511)
5/16/14	Russian Ruble 1,728,873,572	United States Dollar 51,115,323	Bank of America	2,978,238	—	2,978,238
5/16/14	Russian Ruble 1,710,246,497	United States Dollar 50,528,747	BNP Paribas	2,910,296	—	2,910,296
5/16/14	Russian Ruble 2,976,872,808	United States Dollar 87,937,871	HSBC Bank USA	5,052,701	—	5,052,701

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/16/14	Russian Ruble 335,316,699	United States Dollar 9,953,004	Standard Chartered Bank	$616,770	$—	$616,770
5/16/14	United States Dollar 32,288,899	Russian Ruble 1,072,798,671	Bank of America	—	(2,418,929)	(2,418,929)
5/16/14	United States Dollar 91,471,350	Russian Ruble 3,048,740,095	Bank of America	—	(6,585,176)	(6,585,176)
5/16/14	United States Dollar 36,241,317	Russian Ruble 1,209,191,544	Citibank NA	—	(2,573,756)	(2,573,756)
5/16/14	United States Dollar 42,567,361	Russian Ruble 1,420,579,266	Standard Chartered Bank	—	(3,014,125)	(3,014,125)
5/27/14	Russian Ruble 1,863,782,763	United States Dollar 55,055,986	JPMorgan Chase Bank	3,278,853	—	3,278,853
5/27/14	Russian Ruble 300,112,532	United States Dollar 8,889,589	JPMorgan Chase Bank	552,262	—	552,262
5/27/14	Russian Ruble 3,905,962,237	United States Dollar 115,373,275	Morgan Stanley & Co. International PLC	6,863,029	—	6,863,029
5/27/14	United States Dollar 13,833,195	Russian Ruble 460,507,075	Bank of America	—	(1,040,001)	(1,040,001)
5/27/14	United States Dollar 84,144,565	Russian Ruble 2,788,603,474	Bank of America	—	(6,675,294)	(6,675,294)
5/27/14	United States Dollar 46,126,999	Russian Ruble 1,535,798,420	BNP Paribas	—	(3,461,490)	(3,461,490)
5/27/14	United States Dollar 38,779,193	Russian Ruble 1,284,948,563	Standard Chartered Bank	—	(3,082,462)	(3,082,462)
6/17/14	Indonesian Rupiah 23,698,153,000	United States Dollar 1,945,661	Standard Chartered Bank	51,840	—	51,840
7/21/14	United States Dollar 23,882,676	Indonesian Rupiah 271,665,440,000	Barclays Bank PLC	—	(2,327,191)	(2,327,191)
7/21/14	United States Dollar 13,113,284	Indonesian Rupiah 148,180,108,000	Standard Chartered Bank	—	(1,355,829)	(1,355,829)
7/22/14	United States Dollar 13,049,479	Indonesian Rupiah 149,025,044,600	Goldman Sachs International	—	(1,227,455)	(1,227,455)
8/13/14	United States Dollar 3,927,319	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(407,457)	(407,457)
8/20/14	United States Dollar 3,819,629	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(304,920)	(304,920)
8/20/14	United States Dollar 3,054,348	Indonesian Rupiah 35,567,887,000	JPMorgan Chase Bank	—	(249,849)	(249,849)
8/20/14	United States Dollar 9,409,113	Indonesian Rupiah 109,098,662,264	Standard Chartered Bank	—	(806,769)	(806,769)
9/9/14	Zambian Kwacha 14,139,000	United States Dollar 2,363,986	Standard Bank	—	(6,181)	(6,181)
9/9/14	Zambian Kwacha 9,054,000	United States Dollar 1,514,047	Standard Chartered Bank	—	(3,705)	(3,705)
9/23/14	Zambian Kwacha 17,465,000	United States Dollar 2,935,294	Barclays Bank PLC	20,052	—	20,052
9/23/14	Zambian Kwacha 15,335,000	United States Dollar 2,518,062	Barclays Bank PLC	—	(41,642)	(41,642)
9/23/14	Zambian Kwacha 20,958,000	United States Dollar 3,444,207	Barclays Bank PLC	—	(54,083)	(54,083)
9/30/14	United States Dollar 2,925,610	Azerbaijani Manat 2,399,000	Standard Bank	54,885	—	54,885
10/9/14	United States Dollar 5,890,798	Azerbaijani Manat 4,801,000	VTB Capital PLC	55,450	—	55,450
10/9/14	United States Dollar 5,825,660	Azerbaijani Manat 4,745,000	VTB Capital PLC	51,229	—	51,229
10/17/14	United States Dollar 8,317,120	Kazakhstani Tenge 1,374,404,000	Citibank NA	116,325	—	116,325

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/20/14	United States Dollar 6,639,915	Kazakhstani Tenge 1,096,250,000	Deutsche Bank	$83,460	$—	$83,460
10/23/14	United States Dollar 4,282,246	Kazakhstani Tenge 705,500,000	JPMorgan Chase Bank	42,514	—	42,514
10/27/14	United States Dollar 6,174,598	Kazakhstani Tenge 1,018,500,000	HSBC Bank USA	64,798	—	64,798
11/5/14	United States Dollar 7,601,216	Kazakhstani Tenge 1,250,400,000	Citibank NA	47,251	—	47,251
11/12/14	United States Dollar 7,411,298	Kazakhstani Tenge 1,213,600,000	Deutsche Bank	1,358	—	1,358
11/12/14	United States Dollar 20,011,628	Kazakhstani Tenge 3,269,900,000	Deutsche Bank	—	(39,114)	(39,114)
11/21/14	United States Dollar 4,153,846	Kazakhstani Tenge 675,000,000	JPMorgan Chase Bank	—	(38,588)	(38,588)
11/21/14	United States Dollar 6,279,213	Kazakhstani Tenge 1,021,000,000	VTB Capital PLC	—	(54,504)	(54,504)
12/3/14	United States Dollar 18,933,728	Kazakhstani Tenge 3,117,438,272	Deutsche Bank	25,477	—	25,477
12/3/14	United States Dollar 2,909,639	Kazakhstani Tenge 479,072,000	Deutsche Bank	3,915	—	3,915
12/22/14	United States Dollar 31,790,563	Kazakhstani Tenge 5,221,600,000	VTB Capital PLC	—	(157,922)	(157,922)
12/30/14	United States Dollar 5,580,365	Uruguyan Peso 131,585,000	Citibank NA	—	(234,688)	(234,688)
1/12/15	United States Dollar 3,318,143	Ugandan Shilling 9,075,120,000	Citibank NA	54,491	—	54,491
1/12/15	United States Dollar 2,345,786	Ugandan Shilling 6,403,995,000	Standard Chartered Bank	34,164	—	34,164
1/20/15	United States Dollar 5,469,861	Ugandan Shilling 14,899,900,000	Barclays Bank PLC	58,466	—	58,466
1/23/15	United States Dollar 2,554,939	Ugandan Shilling 6,906,000,000	Citibank NA	5,841	—	5,841
1/29/15	United States Dollar 3,243,553	Ugandan Shilling 8,725,157,000	Barclays Bank PLC	—	(12,156)	(12,156)
3/31/15	United States Dollar 5,580,306	Uruguyan Peso 135,155,000	Citibank NA	—	(243,686)	(243,686)

				$70,798,524	$(69,878,837)	$919,687

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	1,622 Euro-Bobl	Short	$(275,236,893)	$(277,233,359)	$(1,996,466)
3/14	466 Euro-Bund	Short	(88,560,110)	(90,427,713)	(1,867,603)
3/14	71 Euro-Schatz	Short	(10,583,137)	(10,595,107)	(11,970)
3/14	953 IMM 10-Year Interest Rate Swap	Long	95,962,503	93,961,035	(2,001,468)
3/14	231 Japan 10-Year Bond	Short	(325,575,022)	(327,248,116)	(1,673,094)
3/14	480 Nikkei 225 Index	Long	73,317,804	69,766,076	(3,551,728)
3/14	345 U.K. Gilt	Short	(62,179,343)	(62,607,141)	(427,798)
3/14	278 U.S. 2-Year Deliverable Interest Rate Swap	Short	(27,933,902)	(27,925,969)	7,933
3/14	628 U.S. 5-Year Deliverable Interest Rate Swap	Short	(63,565,375)	(63,702,750)	(137,375)
3/14	2,844 U.S. 5-Year Treasury Note	Short	(343,648,478)	(343,057,500)	590,978
3/14	1,551 U.S. 10-Year Deliverable Interest Rate Swap	Short	(158,012,306)	(160,601,203)	(2,588,897)
3/14	3,511 U.S. 10-Year Treasury Note	Short	(439,913,354)	(441,508,250)	(1,594,896)
3/14	1,518 U.S. Long Treasury Bond	Short	(198,043,247)	(202,795,313)	(4,752,066)
4/14	274 Gold	Short	(34,644,560)	(33,970,520)	674,040
12/14	210 LME Copper	Short	(38,457,021)	(36,923,250)	1,533,771

					$(17,796,639)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

U.K. Gilt: Gilt issues having a maturity of 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57%	11/14/18	$88,631
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43	11/15/18	312,970
LCH.Clearnet	HUF	13,713,000	Receives	6-month HUF BUBOR	3.78	11/15/18	2,241,291
LCH.Clearnet	NZD	235,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	87,444
LCH.Clearnet	NZD	64,000	Pays	3-month NZD Bank Bill	4.74	10/10/16	36,023
LCH.Clearnet	NZD	244,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	180,550
LCH.Clearnet	NZD	131,000	Pays	3-month NZD Bank Bill	4.74	10/12/16	73,247

							$3,020,156

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	BRL	10,108	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$(6,262)
Bank of America	BRL	1,156	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/2/23	(5,429)
Bank of America	BRL	30,916	Pays	Brazil CETIP Interbank Deposit Rate	12.94	1/2/23	(292,369)
Bank of America	CLP	10,892,810	Receives	6-month Sinacofi Chile Interbank Rate	4.80	5/10/18	(186,579)
Bank of America	CLP	24,349,210	Receives	6-month Sinacofi Chile Interbank Rate	4.76	5/13/18	(342,626)
Bank of America	CLP	4,664,735	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	(54,742)
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(213,735)
Bank of America	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	241,308
Bank of America	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	58,361
Bank of America	MYR	123,219	Pays	3-month MYR KLIBOR	3.51	1/15/16	(66,617)
Bank of America	MYR	30,160	Receives	3-month MYR KLIBOR	4.58	1/15/24	(67,321)
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	411,242
Bank of America	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(41,887)
Bank of America	PLN	30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	254,455
Bank of America	PLN	59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	509,937
Bank of America	PLN	23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	177,824
Bank of America	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	24,521
Bank of America	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	13,539
Bank of America	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	282,371
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	566,978

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35%	8/27/17	$200,482
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	64,807
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	470,770
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	134,739
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	27,604
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	524,922
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	5,956
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	67,141
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	18,653
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	71,113
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	4,213
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	1,314
Citibank NA	CLP	3,006,030	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(28,241)
Citibank NA	MXN	820,000	Pays	Mexican Interbank TIIE 28 Day	4.39	1/25/16	(89,180)
Citibank NA	MXN	792,049	Pays	Mexican Interbank TIIE 28 Day	4.35	1/26/16	(130,808)
Citibank NA	MYR	120,126	Pays	3-month MYR KLIBOR	3.51	1/15/16	(68,378)
Citibank NA	MYR	29,137	Receives	3-month MYR KLIBOR	4.58	1/15/24	(65,038)
Citibank NA	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	360,661
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	351,088
Citibank NA	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	73,048
Citibank NA	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	245,221
Citibank NA	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	248,857
Citibank NA	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	235,062
Citibank NA	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	30,311
Citibank NA	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	21,966
Citibank NA	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	20,407
Citibank NA	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	140,871
Citibank NA	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	50,578
Credit Suisse International	HUF	589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	62,947
Credit Suisse International	HUF	972,410	Pays	6-month HUF BUBOR	5.11	1/11/17	90,914
Credit Suisse International	HUF	1,527,590	Pays	6-month HUF BUBOR	5.13	1/11/17	149,914
Credit Suisse International	HUF	2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,074,926)
Credit Suisse International	HUF	829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	77,670
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(567,345)
Credit Suisse International	HUF	680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	71,166
Credit Suisse International	PLN	33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	313,320
Deutsche Bank	BRL	15,540	Pays	Brazil CETIP Interbank Deposit Rate	12.92	1/4/21	(80,152)
Deutsche Bank	BRL	76,412	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	(495,534)
Deutsche Bank	BRL	5,570	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	(46,748)
Deutsche Bank	CLP	11,063,890	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(172,945)
Deutsche Bank	CLP	31,208,027	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	(298,936)
Deutsche Bank	CLP	12,138,861	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(152,314)
Deutsche Bank	CLP	5,837,998	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(54,848)
Deutsche Bank	CLP	2,538,732	Receives	6-month Sinacofi Chile Interbank Rate	4.64	5/23/18	(12,216)
Deutsche Bank	MYR	124,694	Pays	3-month MYR KLIBOR	3.48	1/13/16	(89,201)
Deutsche Bank	MYR	30,518	Receives	3-month MYR KLIBOR	4.54	1/13/24	(99,620)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank	PLN	35,927	Pays	6-month PLN WIBOR	4.34%	7/30/17	$469,406
Deutsche Bank	PLN	102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	930,592
Deutsche Bank	PLN	60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	485,650
Deutsche Bank	PLN	43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	327,238
Deutsche Bank	PLN	34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	228,243
Deutsche Bank	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	35,078
Deutsche Bank	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	7,775
Goldman Sachs International	BRL	14,754	Pays	Brazil CETIP Interbank Deposit Rate	13.07	1/4/21	(20,407)
Goldman Sachs International	BRL	1,060	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	(6,525)
Goldman Sachs International	MXN	802,739	Pays	Mexican Interbank TIIE 28 Day	4.36	1/26/16	(120,922)
Goldman Sachs International	MXN	1,662,182	Pays	Mexican Interbank TIIE 28 Day	4.35	1/26/16	(267,702)
Goldman Sachs International	MYR	118,649	Pays	3-month MYR KLIBOR	3.47	1/13/16	(91,731)
Goldman Sachs International	MYR	28,780	Receives	3-month MYR KLIBOR	4.53	1/13/24	(100,824)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	181,928
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	18,224
JPMorgan Chase Bank	HUF	6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	1,892,990
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(2,132,399)
JPMorgan Chase Bank	HUF	2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	654,756
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(755,053)
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(889,649)
JPMorgan Chase Bank	HUF	2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	744,172
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(829,749)
JPMorgan Chase Bank	HUF	1,956,000	Pays	6-month HUF BUBOR	5.10	12/27/16	188,254
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(722,681)
JPMorgan Chase Bank	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	176,079
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,087,299)
JPMorgan Chase Bank	NZD	178,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	31,665
JPMorgan Chase Bank	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(774,302)
JPMorgan Chase Bank	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	177,805
Nomura International PLC	BRL	14,211	Pays	Brazil CETIP Interbank Deposit Rate	13.03	1/4/21	(34,103)
Nomura International PLC	BRL	78,892	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/4/21	(67,573)
Nomura International PLC	BRL	12,574	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	(164,363)
Nomura International PLC	BRL	29,753	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	(327,150)

							$29,677

BRL	-	Brazilian Real

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$6,620	1.00	%(1)	9/20/18	1.77%	$(217,014)	$227,925	$10,911
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	1.77	(212,096)	222,421	10,325
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.30	(20,441)	29,746	9,305
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.38	(30,539)	16,418	(14,121)
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.38	(100,556)	51,579	(48,977)
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.92	(615,378)	474,155	(141,223)
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.92	(497,869)	178,302	(319,567)
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.92	(644,096)	258,801	(385,295)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.92	(905,441)	273,897	(631,544)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.19	(13,705)	121,556	107,851
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.30	(43,998)	144,929	100,931
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.38	(43,442)	25,932	(17,510)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.38	(71,082)	42,791	(28,291)
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.84	(105,738)	91,432	(14,306)
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.92	(280,767)	156,495	(124,272)
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.92	(352,529)	210,695	(141,834)
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.92	(284,496)	203,899	(80,597)
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.92	(587,547)	363,914	(223,633)
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.92	(520,410)	272,729	(247,681)
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	1.19	(6,853)	40,459	33,606
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.84	(121,598)	103,721	(17,877)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	1.19	(13,705)	119,127	105,422
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	1.19	(6,853)	41,078	34,225

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$10,450	1.00	%(1)	12/20/15	1.38%	$(61,849)	$82,874	$21,025
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	1.38	(45,810)	30,061	(15,749)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	1.38	(100,557)	60,620	(39,937)
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.92	(309,236)	258,161	(51,075)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	1.30	(45,832)	97,366	51,534
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.30	(20,166)	44,083	23,917
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.30	(20,441)	31,424	10,983
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.30	(5,316)	10,407	5,091
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.38	(76,971)	46,336	(30,635)
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.92	(523,845)	448,325	(75,520)
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.92	(470,038)	362,169	(107,869)
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.92	(284,487)	170,034	(114,453)
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	1.38	(47,467)	31,148	(16,319)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	1.38	(102,598)	64,830	(37,768)
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.92	(330,573)	268,776	(61,797)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.98	(283,069)	147,721	(135,348)
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.92	(284,496)	234,394	(50,102)
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.92	(282,826)	169,036	(113,790)
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.98	(257,592)	139,707	(117,885)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.19	(6,853)	61,385	54,532
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.19	(6,853)	39,840	32,987
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.92	(284,496)	197,761	(86,735)
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.84	(116,312)	97,847	(18,465)
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.92	(284,496)	194,689	(89,807)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$4,000	1.00	%(1)	9/20/17	1.92%	$(123,686)	$44,401	$(79,285)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.92	(275,202)	126,324	(148,878)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.98	(249,406)	132,711	(116,695)
Turkey	Bank of America	94,932	1.00	(1)	12/20/17	2.35	(4,601,229)	1,750,625	(2,850,604)
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	2.35	(969,371)	368,816	(600,555)

Total		$624,348					$(16,167,226)	$9,383,872	$(6,783,354)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$3,700	1.42%		3/20/14	$(12,477)	$—	$(12,477)
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	603,968	(178,844)	425,124
Brazil	Bank of America	5,080	1.00	(1)	12/20/20	411,833	(130,324)	281,509
Brazil	Bank of America	4,575	1.00	(1)	12/20/20	370,893	(114,804)	256,089
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	291,822	(78,995)	212,827
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	184,674	—	184,674
Brazil	Barclays Bank PLC	13,860	1.00	(1)	12/20/20	1,123,624	(363,865)	759,759
Brazil	Goldman Sachs International	5,100	1.00	(1)	3/20/24	648,106	(608,259)	39,847
Brazil	Goldman Sachs International	20,627	1.00	(1)	3/20/24	2,621,270	(2,586,635)	34,635
Brazil	Morgan Stanley & Co. International PLC	6,920	1.00	(1)	3/20/24	879,390	(826,163)	53,227
Bulgaria	Barclays Bank PLC	9,861	1.00	(1)	12/20/18	111,306	(114,087)	(2,781)
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	27,058	(23,052)	4,006
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	57,181	(58,147)	(966)
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	39,733	(46,338)	(6,605)
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	52,374	(47,102)	5,272
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	55,885	(51,106)	4,779
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	101,588	(101,736)	(148)
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	50,794	(51,872)	(1,078)
China	Bank of America	22,200	1.00	(1)	3/20/17	(342,734)	(415,115)	(757,849)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(577,598)	(636,636)	(1,214,234)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(210,812)	(220,828)	(431,640)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(246,536)	(258,250)	(504,786)
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	(32,609)	(444,229)	(476,838)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	363,712	(356,826)	6,886
Colombia	Deutsche Bank	6,634	1.00	(1)	6/20/22	330,529	(369,861)	(39,332)
Colombia	Deutsche Bank	14,170	1.00	(1)	6/20/22	706,000	(894,632)	(188,632)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Goldman Sachs International	$7,090	1.00	%(1)	6/20/17	$(11,560)	$(157,479)	$(169,039)
Colombia	Goldman Sachs International	3,390	1.00	(1)	9/20/21	143,253	(114,176)	29,077
Colombia	Goldman Sachs International	5,380	1.00	(1)	6/20/22	268,050	(356,836)	(88,786)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(24,016)	(331,739)	(355,755)
Colombia	HSBC Bank USA	7,100	1.00	(1)	9/20/21	300,028	(233,776)	66,252
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	162,519	(104,623)	57,896
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	812,067	(591,130)	220,937
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	406,303	(264,412)	141,891
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	121,891	(77,529)	44,362
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	356,442	(222,044)	134,398
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	270,193	(168,348)	101,845
Croatia	Citibank NA	4,287	1.00	(1)	3/20/18	377,301	(326,749)	50,552
Croatia	Citibank NA	13,270	1.00	(1)	6/20/18	1,270,769	(1,081,904)	188,865
Croatia	Citibank NA	2,670	1.00	(1)	6/20/18	255,686	(220,468)	35,218
Croatia	Deutsche Bank	410	1.00	(1)	12/20/17	33,317	(22,066)	11,251
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	162,521	(103,646)	58,875
Croatia	HSBC Bank USA	6,508	1.00	(1)	3/20/18	572,773	(496,029)	76,744
Croatia	JPMorgan Chase Bank	2,967	1.00	(1)	6/20/18	284,128	(245,192)	38,936
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	85,483	(65,579)	19,904
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	203,151	(131,356)	71,795
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	203,152	(133,899)	69,253
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	129,611	(85,504)	44,107
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	112,546	(69,433)	43,113
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	271,248	(237,166)	34,082
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	604,262	(498,432)	105,830
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	562,030	(518,224)	43,806
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	269,667	(242,881)	26,786
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	3,582,030	(2,235,928)	1,346,102
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	440,052	(256,362)	183,690

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Bank of America	$7,050	1.00	%(1)	9/20/15	$424,907	$(110,223)	$314,684
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	542,435	(140,711)	401,724
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	212,730	(77,251)	135,479
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	946,357	(321,994)	624,363
Egypt	Citibank NA	50	1.00	(1)	6/20/20	10,400	(3,717)	6,683
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	767,223	(261,013)	506,210
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	481,756	(106,202)	375,554
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	35,854	(12,388)	23,466
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	494,218	(130,898)	363,320
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	251,629	(83,749)	167,880
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	199,129	(65,781)	133,348
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,060,751	(320,915)	739,836
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	956,756	(327,081)	629,675
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	946,357	(323,961)	622,396
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	584,625	(159,564)	425,061
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,791,545	(930,109)	861,436
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	299,306	(876,496)	(577,190)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	141,979	(415,739)	(273,760)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	418,261	(1,229,199)	(810,938)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	291,631	(850,195)	(558,564)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	560,240	(1,627,282)	(1,067,042)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	157,327	(460,683)	(303,356)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	22,968	(57,046)	(34,078)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	41,182	(79,525)	(38,343)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	41,183	(90,956)	(49,773)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	56,310	(106,826)	(50,516)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	136,638	(166,143)	(29,505)
Lebanon	Citibank NA	4,600	3.30		9/20/14	(106,952)	—	(106,952)
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	23,515	(58,404)	(34,889)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	24,608	(59,892)	(35,284)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	30,077	(75,829)	(45,752)
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	23,532	(39,769)	(16,237)
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	126,927	(195,283)	(68,356)
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	317,319	(453,421)	(136,102)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	38,661	(73,729)	(35,068)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	73,960	(140,230)	(66,270)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	146,753	(180,668)	(33,915)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	105,772	(151,412)	(45,640)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	121,607	(142,418)	(20,811)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	136,637	(164,175)	(27,538)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	226,819	(266,226)	(39,407)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	620,609	(763,544)	(142,935)
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	51,268	(90,255)	(38,987)
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	72,635	(89,421)	(16,786)
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	74,118	(92,444)	(18,326)
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	141,735	(180,620)	(38,885)
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	84,305	(103,176)	(18,871)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Deutsche Bank	$5,000	1.00	%(1)	12/20/15	$136,637	$(168,107)	$(31,470)
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	188,287	(229,487)	(41,200)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	76,156	(109,017)	(32,861)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	2,064,171	(2,293,244)	(229,073)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(417,273)	416,355	(918)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(386,718)	356,887	(29,831)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	112,489	(138,303)	(25,814)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(587,382)	166,366	(421,016)
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	245,891	(385,335)	(139,444)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	488,319	(869,473)	(381,154)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	135,067	(252,261)	(117,194)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	143,725	(231,277)	(87,552)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	238,971	(379,071)	(140,100)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	495,246	(816,413)	(321,167)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	225,112	(357,128)	(132,016)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	244,506	(467,802)	(223,296)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(86,187)	(67,087)	(153,274)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(74,386)	(59,915)	(134,301)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(87,085)	(80,212)	(167,297)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(87,084)	(87,042)	(174,126)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(79,428)	(69,499)	(148,927)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(87,085)	(77,857)	(164,942)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(88,041)	(85,853)	(173,894)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(92,675)	(88,537)	(181,212)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(81,464)	(76,161)	(157,625)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(87,084)	(78,816)	(165,900)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(66,726)	(49,864)	(116,590)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(87,085)	(77,857)	(164,942)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(40,777)	(37,207)	(77,984)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(92,674)	(97,648)	(190,322)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(92,674)	(103,392)	(196,066)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(87,085)	(84,623)	(171,708)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(92,675)	(96,136)	(188,811)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(275,984)	211,626	(64,358)
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(33,789)	13,284	(20,505)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	(4,826)	(12,498)	(17,324)
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	(12,060)	(31,647)	(43,707)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	724,904	(1,244,211)	(519,307)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	389,346	(712,363)	(323,017)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	309,677	(347,844)	(38,167)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	652,436	(1,129,062)	(476,626)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	Deutsche Bank	$4,750	1.00	%(1)	9/20/17	$106,901	$(115,287)	$(8,386)
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	220,554	(403,535)	(182,981)
Russia	Deutsche Bank	41,153	1.00	(1)	6/20/18	1,402,517	(646,982)	755,535
Russia	Deutsche Bank	35,840	1.00	(1)	6/20/18	1,221,447	(556,590)	664,857
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	177,794	(202,338)	(24,544)
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	398,348	(447,589)	(49,241)
Russia	JPMorgan Chase Bank	16,587	1.00	(1)	6/20/18	565,295	(254,615)	310,680
Russia	JPMorgan Chase Bank	16,870	1.00	(1)	6/20/18	574,939	(265,810)	309,129
Russia	JPMorgan Chase Bank	8,550	1.00	(1)	6/20/18	291,389	(121,558)	169,831
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	206,601	(238,176)	(31,575)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	479,648	(171,920)	307,728
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	503,476	(161,922)	341,554
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,610,696	(450,550)	1,160,146
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	489,192	(150,092)	339,100
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	3,666,340	(1,791,065)	1,875,275
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	2,608,032	(1,411,127)	1,196,905
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	2,015,987	(1,041,375)	974,612
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	2,491,810	(1,696,193)	795,617
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	479,647	(198,732)	280,915
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	404,653	(122,502)	282,151
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	404,653	(139,520)	265,133
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	404,653	(199,588)	205,065
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	856,736	(579,867)	276,869
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	1,083,714	(622,401)	461,313
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	1,138,471	(317,306)	821,165
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	695,785	(205,543)	490,242
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,358,578	(794,048)	564,530
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	1,136,866	(712,726)	424,140
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	2,107,210	(1,245,662)	861,548
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,358,600	(815,845)	542,755
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	297,686	(140,230)	157,456
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	428,932	(202,661)	226,271
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	372,280	(181,544)	190,736
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	428,368	(210,894)	217,474
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	412,746	(137,030)	275,716
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	372,280	(150,362)	221,918
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	856,735	(566,023)	290,712
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	428,367	(213,274)	215,093
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,610,696	(479,030)	1,131,666
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	990,686	(380,542)	610,144
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	733,702	(229,327)	504,375

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$10,000	1.00	%(1)	9/20/22	$1,252,165	$(885,062)	$367,103
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	1,128,982	(471,573)	657,409
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	503,476	(160,459)	343,017
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	496,703	(192,262)	304,441
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	130,962	(50,735)	80,227
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	1,232,790	(358,083)	874,707
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	2,121,169	(1,441,174)	679,995
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,903,292	(1,287,601)	615,691
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,643,246	(486,946)	1,156,300
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	760,245	(228,937)	531,308
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,338,565	(881,372)	457,193
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	1,036,278	(692,110)	344,168
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	943,011	(604,822)	338,189
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	395,899	(194,471)	201,428
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	349,458	(206,013)	143,445
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	412,746	(134,620)	278,126
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	404,652	(136,702)	267,950
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	420,839	(196,470)	224,369
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	428,367	(206,123)	222,244
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	428,368	(292,235)	136,133
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	1,114,329	(646,220)	468,109
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	500,822	(267,694)	233,128
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	913,041	(600,140)	312,901
Spain	Bank of America	15,000	1.00	(1)	6/20/20	443,664	(229,878)	213,786
Spain	Bank of America	7,500	1.00	(1)	9/20/20	243,476	(383,171)	(139,695)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	303,577	(83,919)	219,658
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	295,776	(543,158)	(247,382)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	240,650	(479,852)	(239,202)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	165,734	(330,539)	(164,805)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	1,563,189	(3,164,735)	(1,601,546)
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	303,577	(191,622)	111,955
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	66,574	(86,538)	(19,964)
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	162,318	(187,708)	(25,390)
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	244,992	(146,027)	98,965
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	295,776	(340,786)	(45,010)
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	412,607	(630,744)	(218,137)
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	452,191	(785,203)	(333,012)
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	843,550	(1,707,800)	(864,250)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	147,888	(273,779)	(125,891)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	277,370	(564,861)	(287,491)
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	162,317	(182,773)	(20,456)
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	486,953	(1,086,269)	(599,316)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Bank of America		$4,000	1.00	%(1)	9/20/15	$(15,094)	$(9,161)	$(24,255)
Thailand	Barclays Bank PLC		7,500	0.97		9/20/19	302,133	—	302,133
Thailand	Citibank NA		7,700	0.86		12/20/14	(19,591)	—	(19,591)
Thailand	Citibank NA		3,700	0.95		9/20/19	152,978	—	152,978
Thailand	Credit Suisse International		5,000	1.00	(1)	9/20/15	(18,867)	(16,012)	(34,879)
Thailand	Deutsche Bank		10,000	1.00	(1)	3/20/15	(46,575)	(18,707)	(65,282)
Thailand	Goldman Sachs International		4,700	1.00	(1)	9/20/15	(17,735)	(10,030)	(27,765)
Thailand	Goldman Sachs International		9,000	1.00	(1)	9/20/15	(33,961)	(19,225)	(53,186)
Thailand	HSBC Bank USA		10,000	1.00	(1)	9/20/15	(37,734)	(21,361)	(59,095)
Thailand	JPMorgan Chase Bank		3,900	0.87		12/20/14	(10,316)	—	(10,316)
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	(18,868)	(10,670)	(29,538)
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	(18,867)	(15,256)	(34,123)
Tunisia	Barclays Bank PLC		7,030	1.00	(1)	9/20/17	581,694	(457,783)	123,911
Tunisia	Citibank NA		3,990	1.00	(1)	9/20/17	330,151	(279,271)	50,880
Tunisia	Deutsche Bank		13,700	1.00	(1)	6/20/17	1,040,974	(733,762)	307,212
Tunisia	Deutsche Bank		7,390	1.00	(1)	6/20/17	561,519	(417,788)	143,731
Tunisia	Goldman Sachs International		6,700	1.00	(1)	9/20/17	554,389	(395,005)	159,384
Tunisia	Goldman Sachs International		7,430	1.00	(1)	9/20/17	614,792	(461,060)	153,732
Tunisia	Goldman Sachs International		6,700	1.00	(1)	9/20/17	554,389	(437,364)	117,025
Tunisia	JPMorgan Chase Bank		8,770	1.00	(1)	9/20/17	725,669	(600,583)	125,086
Tunisia	Morgan Stanley & Co. International PLC		2,000	1.00	(1)	6/20/17	151,967	(112,989)	38,978
Tunisia	Nomura International PLC		5,700	1.00	(1)	12/20/17	509,087	(453,040)	56,047
Banco ActivoBank SA	Goldman Sachs International	EUR	1,614	5.00	(1)	3/20/19	(81,357)	94,730	13,373
Banco Comercial Portugues SA	Barclays Bank PLC	EUR	3,190	5.00	(1)	12/20/18	(167,870)	47,643	(120,227)
Banco Comercial Portugues SA	Barclays Bank PLC	EUR	3,190	5.00	(1)	12/20/18	(167,865)	45,821	(122,044)
Banco Comercial Portugues SA	Barclays Bank PLC	EUR	5,515	5.00	(1)	3/20/19	188,151	385,496	573,647
Banco Comercial Portugues SA	Barclays Bank PLC	EUR	3,191	5.00	(1)	3/20/19	(160,768)	174,330	13,562
Banco Espirito Santo SA	Barclays Bank PLC	EUR	6,375	5.00	(1)	3/20/19	(418,522)	550,267	131,745

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Banco Espirito Santo SA	Barclays Bank PLC	EUR	3,187	5.00	%(1)	3/20/19	$(209,212)	$265,050	$55,838
Banco Espirito Santo SA	Barclays Bank PLC	EUR	1,982	5.00	(1)	3/20/19	(130,046)	170,254	40,208
Banco Espirito Santo SA	Deutsche Bank	EUR	2,167	5.00	(1)	3/20/19	(142,245)	200,568	58,323
Banco Espirito Santo SA	Deutsche Bank	EUR	1,689	5.00	(1)	3/20/19	(110,885)	145,972	35,087
Banco Espirito Santo SA	Goldman Sachs International	EUR	536	5.00	(1)	3/20/19	(35,168)	46,042	10,874
Caixa Geral de Depositos SA	Barclays Bank PLC	EUR	3,185	5.00	(1)	3/20/19	(424,517)	390,917	(33,600)
iTraxx Asia ex-Japan Investment Grade Index	Bank of America		$4,720	1.00	(1)	6/20/18	40,193	(79,222)	(39,029)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		2,928	1.00	(1)	6/20/18	24,933	(82,755)	(57,822)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		26,295	1.00	(1)	6/20/18	223,917	(428,522)	(204,605)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		45,418	1.00	(1)	6/20/18	386,760	(684,616)	(297,856)
iTraxx Asia ex-Japan Investment Grade Index	Citibank NA		12,295	1.00	(1)	6/20/18	104,699	(211,312)	(106,613)
iTraxx Asia ex-Japan Investment Grade Index	Credit Suisse International		10,496	1.00	(1)	6/20/18	89,380	(157,950)	(68,570)
iTraxx Asia ex-Japan Investment Grade Index	Deutsche Bank		6,347	1.00	(1)	6/20/18	54,048	(104,162)	(50,114)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		7,636	1.00	(1)	6/20/18	65,025	(131,475)	(66,450)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		$15,662	1.00	%(1)	6/20/18	$133,371	$(266,030)	$(132,659)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		5,240	1.00	(1)	6/20/18	44,622	(81,824)	(37,202)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		4,719	1.00	(1)	6/20/18	40,185	(81,104)	(40,919)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		7,117	1.00	(1)	6/20/18	60,605	(105,371)	(44,766)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	56,534	1.00	(1)	12/20/18	(50,461)	(1,400,578)	(1,451,039)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	12,467	5.00	(1)	12/20/18	(2,859,758)	2,197,906	(661,852)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	72,334	5.00	(1)	12/20/18	(16,592,247)	12,923,942	(3,668,305)

							$87,895,862	$(73,192,527)	$14,703,335

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $624,348,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Notional Amount (000’s Omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	GTQ 21,130	Total return on Banco de Guatemala, 0%, due 3/4/14	3-month USD LIBOR-BBA + 50 bp on $2,611,067 (Notional Amount) plus Notional Amount at termination date	3/10/14	$81,940
Citibank NA	KRW 45,299,170	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	3/13/14	(830,495)
Citibank NA	KRW 19,296,043	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	3/13/14	(551,496)
Citibank NA	GTQ 37,760	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $4,702,698 (Notional Amount) plus Notional Amount at termination date	6/9/14	64,471
JPMorgan Chase Bank	PLN 41,112	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/21/14	459,061
JPMorgan Chase Bank	PLN 78,652	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/21/14	781,197

					$4,678

GTQ	-	Guatemalan Quetzal

KRW	-	South Korean Won

PLN	-	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	CLF	474	CLP	10,892,810	6-month Sinacofi Chile Interbank Rate	2.10%	5/10/18	$780,629
Bank of America	CLF	1,061	CLP	24,349,210	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	1,728,229
Bank of America	CLF	203	CLP	4,664,735	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	345,788
Citibank NA	CLF	131	CLP	3,006,030	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	204,761
Deutsche Bank	CLF	482	CLP	11,063,890	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	783,910
Deutsche Bank	CLF	1,360	CLP	31,208,027	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	2,146,510
Deutsche Bank	CLF	529	CLP	12,138,861	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	896,524
Deutsche Bank	CLF	255	CLP	5,837,972	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	392,909
Deutsche Bank	CLF	111	CLP	2,538,732	6-month Sinacofi Chile Interbank Rate	1.93	5/23/18	160,238

								$7,439,498

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	26,000	$14,619	3-month USD-LIBOR-BBA	6.97%	8/18/21	$4,416,487
Barclays Bank PLC	TRY	60,000	40,080	3-month USD-LIBOR-BBA	8.25	8/11/20	14,537,325
Barclays Bank PLC	TRY	25,350	16,650	3-month USD-LIBOR-BBA	8.32	8/16/20	5,461,200
Citibank NA	TRY	25,000	16,700	3-month USD-LIBOR-BBA	8.20	8/11/20	6,085,958
Citibank NA	TRY	3,909	2,449	3-month USD-LIBOR-BBA	8.23	2/25/21	686,981
Deutsche Bank	TRY	22,254	14,861	3-month USD-LIBOR-BBA	8.26	8/11/20	5,381,765
Deutsche Bank	TRY	14,321	8,996	3-month USD-LIBOR-BBA	8.20	2/24/21	2,550,277
JPMorgan Chase Bank	TRY	27,000	18,012	3-month USD-LIBOR-BBA	8.29	8/11/20	6,405,465
JPMorgan Chase Bank	TRY	20,000	13,333	3-month USD-LIBOR-BBA	8.36	8/11/20	4,703,704
JPMorgan Chase Bank	TRY	10,000	5,610	3-month USD-LIBOR-BBA	6.96	8/18/21	1,688,557

							$51,917,719

							$59,357,217

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	23,640,919	COP	—	$6,399,976
Options written		—		66,779,001	9,289

Outstanding, end of period	INR	23,640,919	COP	66,779,001	$6,409,265

INR	-	Indian Rupee

COP	-	Colombian Peso

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$2,207,811	$—

		$2,207,811	$—

Credit	Credit Default Swaps	$114,377,932	$(42,649,296)

		$114,377,932	$(42,649,296)

Equity Price	Futures Contracts*	$—	$(3,551,728)
Equity Price	Total Return Swaps	1,240,258	(1,381,991)

		$1,240,258	$(4,933,719)

Foreign Exchange	Currency Options Purchased	$326,245	$—
Foreign Exchange	Currency Options Written	—	(5,007,085)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	70,798,524	(69,878,837)
Foreign Exchange	Total Return Swaps	146,411	—

		$71,271,180	$(74,885,922)

Interest Rate	Cross-Currency Swaps	$59,357,217	$—
Interest Rate	Futures Contracts*	598,911	(17,051,633)
Interest Rate	Interest Rate Swaps	13,226,106	(13,196,429)
Interest Rate	Interest Rate Swaps (Centrally Cleared)*	3,020,156	—
Interest Rate	Interest Rate Swaptions Purchased	383,859	—

		$76,586,249	$(30,248,062)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swaps table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,522,827,499

Gross unrealized appreciation	$104,125,527
Gross unrealized depreciation	(185,961,457)

Net unrealized depreciation	$(81,835,930)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$1,886,334,715	$—	$1,886,334,715
Foreign Corporate Bonds & Notes	—	5,271,227	—	5,271,227
Corporate Bonds & Notes	—	630,388	—	630,388
Collateralized Mortgage Obligations	—	73,414,688	—	73,414,688
Mortgage Pass-Throughs	—	1,034,192,422	—	1,034,192,422
U.S. Government Agency Obligations	—	314,514,875	—	314,514,875
U.S. Treasury Obligations	—	690,134,431	—	690,134,431
Common Stocks	—	16,186,109 *	—	16,186,109
Precious Metals	34,433,280	—	—	34,433,280
Currency Call Options Purchased	—	12,031	—	12,031
Currency Put Options Purchased	—	314,214	—	314,214
Interest Rate Swaptions Purchased	—	383,859	—	383,859
Short-Term Investments -
Foreign Government Securities	—	855,560,225	—	855,560,225
U.S. Treasury Obligations	—	19,998,620	—	19,998,620
Repurchase Agreements	—	278,187,720	—	278,187,720
Other	—	231,422,765	—	231,422,765
Total Investments	$34,433,280	$5,406,558,289	$—	$5,440,991,569
Forward Foreign Currency Exchange Contracts	$—	$70,798,524	$—	$70,798,524
Swap Contracts	—	191,368,080	—	191,368,080
Futures Contracts	2,806,722	—	—	2,806,722
Total	$37,240,002	$5,668,724,893	$—	$5,705,964,895

Liability Description
Currency Call Options Written	$—	$(8,067)	$—	$(8,067)
Currency Put Options Written	—	(4,999,018)	—	(4,999,018)
Securities Sold Short	—	(236,164,562)	—	(236,164,562)
Forward Foreign Currency Exchange Contracts	—	(69,878,837)	—	(69,878,837)
Swap Contracts	—	(57,227,716)	—	(57,227,716)
Futures Contracts	(20,603,361)	—	—	(20,603,361)
Total	$(20,603,361)	$(368,278,200)	$—	$(388,881,561)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014